AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 88.0%
Common Stocks — 54.4%
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc.*	26,605	$1,061,274
Boeing Co. (The)	147,832	24,430,716
BWX Technologies, Inc.	40,297	2,269,124
Cubic Corp.	50,300	2,925,951
HEICO Corp. (Class A Stock)	12,698	1,125,805
Kratos Defense & Security Solutions, Inc.*	61,986	1,195,090
L3Harris Technologies, Inc.	71,754	12,186,699
Meggitt PLC (United Kingdom)*	2,270,050	7,517,382
Northrop Grumman Corp.	16,456	5,191,703
Raytheon Technologies Corp.	27,459	1,579,991
Safran SA (France)*	93,258	9,192,041
Teledyne Technologies, Inc.*	31,621	9,809,150
Textron, Inc.	278,083	10,036,016
Triumph Group, Inc.	213,100	1,387,281
		89,908,223
Air Freight & Logistics — 0.4%
FedEx Corp.	76,850	19,329,312
United Parcel Service, Inc. (Class B Stock)	176,681	29,440,355
		48,769,667
Airlines — 0.1%
Alaska Air Group, Inc.	87,293	3,197,543
Allegiant Travel Co.	16,100	1,928,780
United Airlines Holdings, Inc.*	145,472	5,055,152
		10,181,475
Auto Components — 0.4%
Aptiv PLC	91,755	8,412,098
Autoliv, Inc. (Sweden), SDR	105,055	7,729,404
Denso Corp. (Japan)	150,700	6,597,152
Gentherm, Inc.*	62,300	2,548,070
Magna International, Inc. (Canada)(a)	463,458	21,203,203
Stanley Electric Co. Ltd. (Japan)	283,500	8,142,341
Sumitomo Rubber Industries Ltd. (Japan)	338,900	3,135,708
		57,767,976
Automobiles — 0.7%
Ferrari NV (Italy)(a)	60,922	11,215,131
Honda Motor Co. Ltd. (Japan)	180,900	4,264,860
Suzuki Motor Corp. (Japan)	225,800	9,650,483
Tesla, Inc.*(a)	103,900	44,574,139
Toyota Motor Corp. (Japan)	331,400	21,854,890
		91,559,503
Banks — 2.3%
Australia & New Zealand Banking Group Ltd. (Australia)	564,388	6,993,125
Bank of America Corp.	1,822,195	43,896,678
BankUnited, Inc.(a)	135,555	2,970,010
BNP Paribas SA (France)*	319,134	11,568,351
Close Brothers Group PLC (United Kingdom)	182,459	2,398,555
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	388,062	$5,699,158
DNB ASA (Norway)*	1,147,685	15,833,802
East West Bancorp, Inc.	86,000	2,815,640
Erste Group Bank AG (Austria)*	231,621	4,840,843
Fifth Third Bancorp	1,310,708	27,944,295
First Republic Bank	71,803	7,830,835
Home BancShares, Inc.	168,536	2,555,006
Huntington Bancshares, Inc.	1,037,500	9,513,875
ING Groep NV (Netherlands)*	1,494,220	10,614,466
Intesa Sanpaolo SpA (Italy)*	3,076,236	5,775,458
JPMorgan Chase & Co.	51,221	4,931,046
Lloyds Banking Group PLC (United Kingdom)*	21,655,804	7,335,494
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,798,200	7,111,982
National Bank Holdings Corp. (Class A Stock)	69,100	1,813,875
National Bank of Canada (Canada)	311,190	15,457,254
Pacific Premier Bancorp, Inc.	102,157	2,057,442
Pinnacle Financial Partners, Inc.	63,168	2,248,149
PNC Financial Services Group, Inc. (The)	249,446	27,416,610
Popular, Inc. (Puerto Rico)	60,900	2,208,843
Prosperity Bancshares, Inc.	36,410	1,887,130
Seacoast Banking Corp. of Florida*	104,400	1,882,332
Signature Bank	39,837	3,306,073
South State Corp.	34,536	1,662,908
Standard Chartered PLC (United Kingdom)*	589,213	2,706,486
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	213,581	5,671,535
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	1,211,826	10,147,879
Towne Bank	112,200	1,840,080
United Overseas Bank Ltd. (Singapore)	673,800	9,429,056
Webster Financial Corp.	91,238	2,409,596
Wells Fargo & Co.	1,775,040	41,731,190
Westamerica BanCorp(a)	35,300	1,918,555
Western Alliance Bancorp	77,888	2,462,819
		318,886,431
Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*	7,570	6,687,035
Coca-Cola Co. (The)	682,645	33,702,184
Diageo PLC (United Kingdom)	427,360	14,659,350
Keurig Dr. Pepper, Inc.(a)	368,309	10,165,328
Kirin Holdings Co. Ltd. (Japan)	318,800	5,983,572
Monster Beverage Corp.*	96,970	7,776,994
PepsiCo, Inc.	261,354	36,223,664
		115,198,127
Biotechnology — 1.3%
AbbVie, Inc.	566,141	49,588,290
ACADIA Pharmaceuticals, Inc.*	40,000	1,650,000
Acceleron Pharma, Inc.*	45,700	5,142,621
Agios Pharmaceuticals, Inc.*	34,460	1,206,100
Alexion Pharmaceuticals, Inc.*	35,556	4,068,673
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Alkermes PLC*	89,500	$1,483,015
Alnylam Pharmaceuticals, Inc.*	24,000	3,494,400
Amgen, Inc.	107,773	27,391,586
Ascendis Pharma A/S (Denmark), ADR*	27,113	4,184,078
Biogen, Inc.*	32,185	9,130,241
BioMarin Pharmaceutical, Inc.*	36,230	2,756,378
Blueprint Medicines Corp.*	15,423	1,429,712
CSL Ltd. (Australia)	23,881	4,936,382
Exact Sciences Corp.*(a)	53,200	5,423,740
Exelixis, Inc.*	159,100	3,889,995
Generation Bio Co.*(a)	26,000	803,660
Global Blood Therapeutics, Inc.*(a)	49,300	2,718,402
Homology Medicines, Inc.*(a)	91,814	982,410
Immunomedics, Inc.*(a)	48,734	4,143,852
Incyte Corp.*	64,155	5,757,270
Insmed, Inc.*	156,358	5,025,346
Ionis Pharmaceuticals, Inc.*	33,935	1,610,216
Moderna, Inc.*(a)	10,081	713,231
Neurocrine Biosciences, Inc.*(a)	40,000	3,846,400
Regeneron Pharmaceuticals, Inc.*	8,758	4,902,553
Seattle Genetics, Inc.*	56,600	11,076,054
Ultragenyx Pharmaceutical, Inc.*(a)	51,500	4,232,785
Vertex Pharmaceuticals, Inc.*	44,710	12,166,485
Xencor, Inc.*	34,100	1,322,739
		185,076,614
Building Products — 0.1%
Armstrong World Industries, Inc.	32,300	2,222,563
Gibraltar Industries, Inc.*	45,700	2,976,898
Insteel Industries, Inc.	43,500	813,450
Johnson Controls International PLC	251,201	10,261,561
		16,274,472
Capital Markets — 1.0%
Blackstone Group, Inc. (The) (Class A Stock)	78,866	4,116,805
Cboe Global Markets, Inc.	10,885	955,050
Charles Schwab Corp. (The)	55,752	2,019,895
CME Group, Inc.	95,452	15,970,074
E*TRADE Financial Corp.	226,517	11,337,176
Goldman Sachs Group, Inc. (The)	74,458	14,963,824
Intercontinental Exchange, Inc.	161,546	16,162,677
KKR & Co., Inc.	303,845	10,434,037
Lazard Ltd. (Class A Stock)(a)	58,836	1,944,530
Macquarie Group Ltd. (Australia)	148,647	12,839,517
Morgan Stanley(a)	225,651	10,910,226
Northern Trust Corp.	34,720	2,707,119
Raymond James Financial, Inc.	21,732	1,581,221
State Street Corp.	82,517	4,895,734
TD Ameritrade Holding Corp.	341,195	13,357,784
Tradeweb Markets, Inc. (Class A Stock)	165,454	9,596,332
Virtus Investment Partners, Inc.	22,385	3,103,680
XP, Inc. (Brazil) (Class A Stock)*	45,725	1,906,275
		138,801,956
	Shares	Value
Common Stocks (continued)
Chemicals — 1.3%
Air Liquide SA (France)	95,123	$15,082,062
Air Products & Chemicals, Inc.	7,185	2,140,124
Akzo Nobel NV (Netherlands)	4,827	489,494
Asahi Kasei Corp. (Japan)	1,229,300	10,755,018
Axalta Coating Systems Ltd.*	54,900	1,217,133
BASF SE (Germany)	160,339	9,746,575
Borregaard ASA (Norway)	25,153	385,431
Cabot Corp.	45,500	1,639,365
Celanese Corp.	66,510	7,146,499
CF Industries Holdings, Inc.	131,668	4,043,524
Covestro AG (Germany), 144A	162,215	8,068,978
Croda International PLC (United Kingdom)	6,544	527,334
DuPont de Nemours, Inc.	204,077	11,322,192
Element Solutions, Inc.*	110,072	1,156,857
Huntsman Corp.	17,505	388,786
Johnson Matthey PLC (United Kingdom)	384,730	11,668,997
Koninklijke DSM NV (Netherlands)	5,630	928,012
Linde PLC (United Kingdom)	132,033	31,441,018
Minerals Technologies, Inc.	55,100	2,815,610
Orica Ltd. (Australia)	26,149	289,515
PPG Industries, Inc.	122,831	14,995,208
Quaker Chemical Corp.(a)	2,840	510,376
RPM International, Inc.	122,450	10,143,758
Sherwin-Williams Co. (The)	15,497	10,797,380
Shin-Etsu Chemical Co. Ltd. (Japan)	3,000	391,561
Tosoh Corp. (Japan)	106,800	1,734,773
Umicore SA (Belgium)	212,640	8,823,224
Victrex PLC (United Kingdom)	13,750	323,161
Westlake Chemical Corp.	127,501	8,060,613
		177,032,578
Commercial Services & Supplies — 0.1%
HNI Corp.	76,300	2,394,294
IAA, Inc.*	21,800	1,135,126
KAR Auction Services, Inc.	151,000	2,174,400
MSA Safety, Inc.(a)	9,100	1,220,947
Waste Connections, Inc.	112,535	11,681,133
		18,605,900
Communications Equipment — 0.5%
Cisco Systems, Inc.(a)	803,670	31,656,561
Lumentum Holdings, Inc.*	34,900	2,622,037
Motorola Solutions, Inc.	68,281	10,707,144
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,685,309	18,448,316
		63,434,058
Construction & Engineering — 0.0%
Aegion Corp.*	99,500	1,405,935
Valmont Industries, Inc.	7,800	968,604
WillScot Mobile Mini Holdings Corp.*	127,528	2,127,167
		4,501,706
Consumer Finance — 0.3%
Ally Financial, Inc.	756,290	18,960,191

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	253,455	$18,213,276
SLM Corp.	503,800	4,075,742
		41,249,209
Containers & Packaging — 0.3%
Amcor PLC, CDI	706,620	7,807,260
Avery Dennison Corp.	60,815	7,774,590
Ball Corp.	9,048	752,070
DS Smith PLC (United Kingdom)	96,690	366,123
Graphic Packaging Holding Co.	185,562	2,614,569
International Paper Co.	140,870	5,710,870
Myers Industries, Inc.	143,800	1,902,474
Packaging Corp. of America	51,510	5,617,165
Sealed Air Corp.	72,429	2,810,969
Silgan Holdings, Inc.	11,373	418,185
Verallia SA (France), 144A	13,142	351,143
Westrock Co.	66,550	2,311,947
		38,437,365
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	30,700	4,667,628
frontdoor, Inc.*	34,000	1,322,940
Service Corp. International	66,630	2,810,453
ServiceMaster Global Holdings, Inc.*	89,500	3,569,260
		12,370,281
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	252,646	53,798,439
Challenger Ltd. (Australia)	1,052,228	2,916,870
Element Fleet Management Corp. (Canada)	1,530,479	12,735,314
Equitable Holdings, Inc.	752,717	13,729,558
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	993,600	4,587,340
Voya Financial, Inc.	121,967	5,845,878
		93,613,399
Diversified Telecommunication Services — 0.7%
AT&T, Inc.(a)	990,098	28,227,694
GCI Liberty, Inc. (Class A Stock)*	51,000	4,179,960
KT Corp. (South Korea)	199,041	3,905,768
Liberty Global PLC (United Kingdom) (Class C Stock)*	158,432	3,253,401
Nippon Telegraph & Telephone Corp. (Japan)	1,398,300	28,501,827
Telecom Italia SpA (Italy), RSP	10,395,977	4,207,695
Verizon Communications, Inc.	423,915	25,218,703
		97,495,048
Electric Utilities — 0.6%
American Electric Power Co., Inc.	132,551	10,833,393
Duke Energy Corp.	77,250	6,841,260
Entergy Corp.	57,118	5,627,837
Iberdrola SA (Spain)	22,389	274,801
NextEra Energy, Inc.	98,678	27,389,066
OGE Energy Corp.	43,074	1,291,789
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
PNM Resources, Inc.(a)	81,800	$3,380,794
Southern Co. (The)	433,385	23,498,135
Xcel Energy, Inc.	7,400	510,674
		79,647,749
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	642,032	16,311,737
Legrand SA (France)	102,460	8,164,579
Melrose Industries PLC (United Kingdom)*	6,751,602	9,998,202
Mitsubishi Electric Corp. (Japan)	1,348,000	18,257,681
Prysmian SpA (Italy)	376,195	10,941,624
Schneider Electric SE (France)	2,957	366,492
Sensata Technologies Holding PLC*	77,900	3,360,606
Siemens Energy AG (Germany)*	148,375	4,001,132
		71,402,053
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	148,203	16,045,939
Belden, Inc.	65,850	2,049,252
CDW Corp.	53,736	6,423,064
Cognex Corp.	64,300	4,185,930
Coherent, Inc.*	19,200	2,129,856
Hamamatsu Photonics KK (Japan)	199,200	10,040,645
Keysight Technologies, Inc.*	21,676	2,141,155
Largan Precision Co. Ltd. (Taiwan)	53,000	6,213,128
Littelfuse, Inc.	13,997	2,482,228
Murata Manufacturing Co. Ltd. (Japan)	192,800	12,446,321
National Instruments Corp.	56,270	2,008,839
Omron Corp. (Japan)	111,800	8,709,729
		74,876,086
Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)	14,170	271,922
ChampionX Corp.*	37,317	298,163
Dril-Quip, Inc.*	28,889	715,292
Halliburton Co.	855,529	10,309,125
NexTier Oilfield Solutions, Inc.*	439,300	812,705
Schlumberger NV	38,298	595,917
Tenaris SA	82,103	409,179
Tidewater, Inc.*(a)	56,965	382,235
Worley Ltd. (Australia)	1,177,699	8,098,434
		21,892,972
Entertainment — 0.7%
Activision Blizzard, Inc.	30,454	2,465,251
Electronic Arts, Inc.*	103,953	13,556,511
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	59,403	2,154,547
Netflix, Inc.*	96,284	48,144,889
Roku, Inc.*	2,400	453,120
Walt Disney Co. (The)	201,992	25,063,167
Zynga, Inc. (Class A Stock)*(a)	457,700	4,174,224
		96,011,709
Equity Real Estate Investment Trusts (REITs) — 1.7%
Acadia Realty Trust	232,610	2,442,405

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Alexander & Baldwin, Inc.	234,856	$2,632,736
Alexandria Real Estate Equities, Inc.	47,847	7,655,520
American Campus Communities, Inc.	74,222	2,591,832
American Tower Corp.	75,431	18,233,936
AvalonBay Communities, Inc.	89,381	13,348,158
Boston Properties, Inc.	3,717	298,475
Camden Property Trust	68,464	6,091,927
Canadian Apartment Properties REIT (Canada)	14,554	507,704
Crown Castle International Corp.	34,470	5,739,255
CubeSmart	148,285	4,791,088
CyrusOne, Inc.	5,227	366,047
Derwent London PLC (United Kingdom)	20,755	687,492
Digital Realty Trust, Inc.	9,898	1,452,630
Douglas Emmett, Inc.	146,197	3,669,545
EastGroup Properties, Inc.	30,928	3,999,918
EPR Properties	983	27,032
Equinix, Inc.	22,651	17,217,705
Equity Commonwealth	72,500	1,930,675
Equity LifeStyle Properties, Inc.	67,239	4,121,751
Equity Residential	148,732	7,634,414
Essex Property Trust, Inc.	27,489	5,519,516
Federal Realty Investment Trust	8,974	659,051
First Industrial Realty Trust, Inc.	63,773	2,538,165
Frasers Centrepoint Trust (Singapore)	180,000	316,626
Gecina SA (France)	2,882	380,417
Goodman Group (Australia)	52,254	675,884
Great Portland Estates PLC (United Kingdom)	1,070,900	8,266,469
Healthcare Realty Trust, Inc.	89,297	2,689,626
Healthcare Trust of America, Inc. (Class A Stock)(a)	49,688	1,291,888
Highwoods Properties, Inc.	11,500	386,055
Hoshino Resorts REIT, Inc. (Japan)	71	357,758
Host Hotels & Resorts, Inc.	22,358	241,243
Industrial & Infrastructure Fund Investment Corp. (Japan)	398	681,422
Inmobiliaria Colonial Socimi SA (Spain)	37,795	312,579
Invitation Homes, Inc.	45,000	1,259,550
JBG SMITH Properties	152,582	4,080,043
Kilroy Realty Corp.	17,675	918,393
Mapletree Industrial Trust (Singapore)	368,600	870,714
Mirvac Group (Australia)	391,496	613,616
Mitsui Fudosan Logistics Park, Inc. (Japan)	146	698,020
Mori Hills REIT Investment Corp. (Japan)	87	112,986
National Retail Properties, Inc.	2,745	94,730
Nippon Accommodations Fund, Inc. (Japan)	107	618,563
Nippon Prologis REIT, Inc. (Japan)	186	628,707
Pebblebrook Hotel Trust	7,052	88,362
PotlatchDeltic Corp.	72,403	3,048,166
Prologis, Inc.	263,794	26,542,952
PS Business Parks, Inc.	20,314	2,486,230
Public Storage	11,561	2,574,866
Rayonier, Inc.	124,389	3,288,845
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.	4,835	$293,726
Regency Centers Corp.	27,733	1,054,409
Rexford Industrial Realty, Inc.	79,643	3,644,464
Saul Centers, Inc.	28,200	749,556
SBA Communications Corp.	5,698	1,814,699
Scentre Group (Australia)	3,206,397	5,103,154
Shaftesbury PLC (United Kingdom)	22,771	146,019
Simon Property Group, Inc.(a)	95,801	6,196,409
SL Green Realty Corp.(a)	119,023	5,519,096
Spirit Realty Capital, Inc.	1,162	39,217
Summit Industrial Income REIT (Canada)(a)	75,339	726,486
Sun Communities, Inc.	11,941	1,679,024
Sunstone Hotel Investors, Inc.	116,438	924,518
Terreno Realty Corp.	87,838	4,810,009
UNITE Group PLC (The) (United Kingdom)*	60,778	657,728
Urban Edge Properties	22,959	223,161
Urstadt Biddle Properties, Inc. (Class A Stock)	86,150	792,580
VEREIT, Inc.	361,397	2,349,080
Washington Real Estate Investment Trust	52,821	1,063,287
Welltower, Inc.	141,458	7,792,921
Weyerhaeuser Co.	244,032	6,959,793
WP Carey, Inc.	35,929	2,341,134
		232,562,157
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	15,200	2,700,280
Costco Wholesale Corp.	78,379	27,824,545
Seven & i Holdings Co. Ltd. (Japan)	399,900	12,364,929
Sprouts Farmers Market, Inc.*(a)	80,270	1,680,051
Walmart, Inc.	152,897	21,391,819
Welcia Holdings Co. Ltd. (Japan)	141,200	6,194,081
		72,155,705
Food Products — 1.0%
Barry Callebaut AG (Switzerland)	3,658	8,128,404
Bunge Ltd.	53,800	2,458,660
Conagra Brands, Inc.(a)	486,613	17,376,950
Mondelez International, Inc. (Class A Stock)	424,383	24,380,803
Mriya Agro Holding PLC (Ukraine)*^	1,223	16
Mriya Recovery Certificates (Ukraine)*^	1,359,527	15,940
Nestle SA (Switzerland)	558,655	66,332,650
Post Holdings, Inc.*	27,200	2,339,200
Sanderson Farms, Inc.	6,080	717,258
TreeHouse Foods, Inc.*(a)	61,100	2,476,383
Tyson Foods, Inc. (Class A Stock)	116,065	6,903,546
Wilmar International Ltd. (China)	3,297,400	10,703,898
		141,833,708
Gas Utilities — 0.1%
Atmos Energy Corp.	75,292	7,197,162
Beijing Enterprises Holdings Ltd. (China)	1,214,000	3,667,568

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Chesapeake Utilities Corp.	33,220	$2,800,446
National Fuel Gas Co.	8,056	326,993
ONE Gas, Inc.	15,398	1,062,616
Southwest Gas Holdings, Inc.	10,063	634,976
		15,689,761
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	103,148	11,225,597
Alcon, Inc. (Switzerland)*	77,078	4,368,185
Atrion Corp.	3,000	1,878,000
Avanos Medical, Inc.*	71,300	2,368,586
Becton, Dickinson & Co.	156,481	36,409,999
Cooper Cos., Inc. (The)	7,942	2,677,407
Danaher Corp.	118,199	25,451,791
Elekta AB (Sweden) (Class B Stock)(a)	812,150	10,218,233
Envista Holdings Corp.*	50,764	1,252,856
GenMark Diagnostics, Inc.*	210,007	2,982,099
Hologic, Inc.*	139,122	9,247,439
ICU Medical, Inc.*	6,000	1,096,560
Insulet Corp.*	4,604	1,089,260
Intuitive Surgical, Inc.*	56,520	40,103,201
Koninklijke Philips NV (Netherlands)*	696,413	32,774,445
Masimo Corp.*	560	132,194
Medtronic PLC	51,122	5,312,598
Nevro Corp.*	8,700	1,211,910
Penumbra, Inc.*(a)	13,300	2,585,254
Quidel Corp.*	2,638	578,724
Siemens Healthineers AG (Germany), 144A	237,863	10,664,511
Stryker Corp.	93,235	19,427,377
		223,056,226
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*	125,000	3,685,000
Anthem, Inc.	58,268	15,650,202
Centene Corp.*	301,953	17,612,918
Cigna Corp.	124,203	21,041,230
CVS Health Corp.	144,348	8,429,923
Fresenius SE & Co. KGaA (Germany)	318,729	14,490,601
HCA Healthcare, Inc.	86,692	10,808,759
Humana, Inc.	31,157	12,895,571
McKesson Corp.	16,234	2,417,730
Molina Healthcare, Inc.*	25,927	4,745,678
Select Medical Holdings Corp.*	130,700	2,721,174
UnitedHealth Group, Inc.	135,467	42,234,547
		156,733,333
Health Care Technology — 0.1%
Teladoc Health, Inc.*(a)	9,141	2,004,073
Veeva Systems, Inc. (Class A Stock)*	37,974	10,677,909
		12,681,982
Hotels, Restaurants & Leisure — 0.9%
Aramark	151,297	4,001,806
Choice Hotels International, Inc.(a)	37,000	3,180,520
Compass Group PLC (United Kingdom)	595,347	8,948,253
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Darden Restaurants, Inc.	24,457	$2,463,798
Dunkin’ Brands Group, Inc.(a)	38,000	3,112,580
Hilton Worldwide Holdings, Inc.	126,216	10,768,749
Jack in the Box, Inc.	52,973	4,201,289
Marriott International, Inc. (Class A Stock)	122,928	11,380,674
McDonald’s Corp.	165,518	36,329,546
Planet Fitness, Inc. (Class A Stock)*	13,441	828,234
Red Robin Gourmet Burgers, Inc.*(a)	63,500	835,660
Starbucks Corp.	147,715	12,691,673
Vail Resorts, Inc.	8,700	1,861,539
Wynn Resorts Ltd.	141,468	10,158,817
Yum! Brands, Inc.	139,441	12,730,963
		123,494,101
Household Durables — 0.3%
Meritage Homes Corp.*	39,000	4,305,210
Panasonic Corp. (Japan)	917,400	7,771,627
Persimmon PLC (United Kingdom)	282,862	9,000,154
Sony Corp. (Japan)	170,100	12,993,300
Tempur Sealy International, Inc.*	61,500	5,485,185
TRI Pointe Group, Inc.*	251,930	4,570,010
		44,125,486
Household Products — 0.5%
Kimberly-Clark Corp.	68,629	10,133,758
Procter & Gamble Co. (The)	400,096	55,609,343
		65,743,101
Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	379,300	5,852,963
Industrial Conglomerates — 0.8%
CK Hutchison Holdings Ltd. (United Kingdom)	971,693	5,885,733
DCC PLC (United Kingdom)	111,821	8,642,252
General Electric Co.	2,513,092	15,656,563
Honeywell International, Inc.(a)	183,097	30,139,597
Roper Technologies, Inc.	50,144	19,812,396
Siemens AG (Germany)	296,750	37,490,923
		117,627,464
Insurance — 1.8%
AIA Group Ltd. (Hong Kong)	885,600	8,779,149
American International Group, Inc.	735,250	20,241,432
Arch Capital Group Ltd.*	35,200	1,029,600
Aviva PLC (United Kingdom)	1,686,900	6,206,019
AXA SA (France)	1,104,115	20,359,240
Axis Capital Holdings Ltd.	69,822	3,074,961
Chubb Ltd.	213,414	24,781,634
CNA Financial Corp.	8,900	266,911
Direct Line Insurance Group PLC (United Kingdom)	1,015,863	3,534,202
Fidelity National Financial, Inc.	96,400	3,018,284
First American Financial Corp.	54,033	2,750,820
Hanover Insurance Group, Inc. (The)	10,744	1,001,126
Kemper Corp.	36,900	2,466,027

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Markel Corp.*	1,600	$1,557,920
Marsh & McLennan Cos., Inc.	57,967	6,648,815
MetLife, Inc.	382,983	14,235,478
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	96,885	24,522,798
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	9,488,000	6,661,388
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	761,500	7,888,456
Progressive Corp. (The)	122,985	11,642,990
Sampo OYJ (Finland) (Class A Stock)	363,646	14,380,258
Selective Insurance Group, Inc.	42,400	2,183,176
State Auto Financial Corp.	85,100	1,170,976
Storebrand ASA (Norway)*	1,590,321	8,307,896
Sun Life Financial, Inc. (Canada)	398,284	16,229,875
Tokio Marine Holdings, Inc. (Japan)	350,100	15,294,074
Willis Towers Watson PLC	54,736	11,429,972
Zurich Insurance Group AG (Switzerland)	40,880	14,230,695
		253,894,172
Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	42,400	62,141,440
Alphabet, Inc. (Class C Stock)*	73,767	108,407,983
Baidu, Inc. (China), ADR*	27,760	3,514,139
Facebook, Inc. (Class A Stock)*	508,197	133,096,794
IAC/InterActiveCorp*	19,300	2,311,754
JOYY, Inc. (China), ADR(a)	106,468	8,588,774
Match Group, Inc.*(a)	74,735	8,269,428
NAVER Corp. (South Korea)	36,550	9,271,256
Pinterest, Inc. (Class A Stock)*	22,200	921,522
Snap, Inc. (Class A Stock)*(a)	108,900	2,843,379
Tencent Holdings Ltd. (China)	123,900	8,354,054
Z Holdings Corp. (Japan)	1,513,100	10,081,106
Zillow Group, Inc. (Class C Stock)*	3,600	365,724
		358,167,353
Internet & Direct Marketing Retail — 2.3%
Alibaba Group Holding Ltd. (China), ADR*	31,231	9,181,289
Amazon.com, Inc.*	78,789	248,085,288
ASOS PLC (United Kingdom)*	275,484	18,298,395
Booking Holdings, Inc.*	10,332	17,674,746
Etsy, Inc.*	21,088	2,564,934
THG Holdings Ltd. (United Kingdom)*	253,953	1,960,231
Wayfair, Inc. (Class A Stock)*(a)	8,598	2,502,104
Zalando SE (Germany), 144A*	169,369	15,853,238
		316,120,225
IT Services — 2.7%
Accenture PLC (Class A Stock)	136,672	30,886,505
Amadeus IT Group SA (Spain)	149,991	8,350,208
Black Knight, Inc.*	73,575	6,404,704
Booz Allen Hamilton Holding Corp.(a)	33,040	2,741,659
Broadridge Financial Solutions, Inc.	6,500	858,000
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	230,438	$15,997,006
EPAM Systems, Inc.*	14,074	4,549,843
Euronet Worldwide, Inc.*	24,107	2,196,148
Fidelity National Information Services, Inc.	236,237	34,776,449
Fiserv, Inc.*	345,273	35,580,383
FleetCor Technologies, Inc.*	76,174	18,137,029
Global Payments, Inc.(a)	155,382	27,592,736
GoDaddy, Inc. (Class A Stock)*	25,737	1,955,240
Leidos Holdings, Inc.	77,115	6,874,802
Mastercard, Inc. (Class A Stock)	157,779	53,356,124
NTT Data Corp. (Japan)	1,071,000	13,686,212
Okta, Inc.*	14,159	3,027,902
PayPal Holdings, Inc.*	56,055	11,044,517
Snowflake, Inc. (Class A Stock)*(a)	17,192	4,315,192
Square, Inc. (Class A Stock)*	40,100	6,518,255
Twilio, Inc. (Class A Stock)*(a)	28,495	7,040,830
VeriSign, Inc.*	49,885	10,218,942
Visa, Inc. (Class A Stock)(a)	346,817	69,352,995
WEX, Inc.*(a)	27,689	3,847,940
		379,309,621
Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*(a)	43,726	4,339,368
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	153,971	15,541,833
Avantor, Inc.*	67,086	1,508,764
Bruker Corp.	59,180	2,352,405
Evotec SE (Germany)*(a)	184,271	4,875,372
PPD, Inc.*	38,017	1,406,249
PRA Health Sciences, Inc.*	26,149	2,652,554
Thermo Fisher Scientific, Inc.	83,705	36,957,432
		65,294,609
Machinery — 1.3%
AGCO Corp.	52,679	3,912,469
Atlas Copco AB (Sweden) (Class B Stock)	9,381	391,477
Bucher Industries AG (Switzerland)	861	328,072
Caterpillar, Inc.	3,547	529,035
Chart Industries, Inc.*	61,145	4,296,659
Cummins, Inc.	112,068	23,664,279
Deere & Co.	2,451	543,215
Epiroc AB (Sweden) (Class B Stock)	35,159	488,057
Flowserve Corp.	227,429	6,206,537
Fortive Corp.	137,786	10,500,671
Graco, Inc.	60,200	3,693,270
Helios Technologies, Inc.	50,000	1,820,000
Hillenbrand, Inc.	79,359	2,250,621
Illinois Tool Works, Inc.	25,407	4,908,887
Ingersoll Rand, Inc.*(a)	289,615	10,310,294
Kennametal, Inc.	9,533	275,885
KION Group AG (Germany)	151,386	12,930,390
Knorr-Bremse AG (Germany)	73,043	8,613,009
Meritor, Inc.*	196,200	4,108,428

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Middleby Corp. (The)*(a)	28,395	$2,547,316
Mueller Water Products, Inc. (Class A Stock)	239,000	2,483,210
Otis Worldwide Corp.	160,617	10,025,713
PACCAR, Inc.	217,354	18,535,949
Parker-Hannifin Corp.	40,786	8,252,639
Rotork PLC (United Kingdom)	75,150	272,450
SMC Corp. (Japan)	10,100	5,604,809
Snap-on, Inc.	25,162	3,702,085
Stanley Black & Decker, Inc.	86,407	14,015,215
THK Co. Ltd. (Japan)	344,500	8,656,665
Toro Co. (The)	5,388	452,323
Weir Group PLC (The) (United Kingdom)	28,381	457,195
Westinghouse Air Brake Technologies Corp.	104,249	6,450,928
		181,227,752
Marine — 0.0%
Kirby Corp.*	6,000	217,020
Media — 1.0%
Cable One, Inc.	3,033	5,718,509
Charter Communications, Inc. (Class A Stock)*(a)	30,974	19,338,307
Comcast Corp. (Class A Stock)	1,279,221	59,176,764
CyberAgent, Inc. (Japan)	200,500	12,391,542
DISH Network Corp. (Class A Stock)*	33,747	979,675
iHeartMedia, Inc. (Class A Stock)*	87	706
Liberty Broadband Corp. (Class C Stock)*	172,955	24,710,081
Stroeer SE & Co. KGaA (Germany)*(a)	99,420	7,709,555
WPP PLC (United Kingdom)	1,216,312	9,559,140
		139,584,279
Metals & Mining — 0.9%
Agnico Eagle Mines Ltd. (Canada)	17,908	1,426,803
Alamos Gold, Inc. (Canada) (Class A Stock)	17,850	157,246
Alrosa PJSC (Russia)	504,830	479,208
Anglo American Platinum Ltd. (South Africa)	8,138	564,674
Anglo American PLC (South Africa)	62,828	1,514,187
AngloGold Ashanti Ltd. (Tanzania)	29,674	764,434
Antofagasta PLC (Chile)	881,844	11,585,130
ArcelorMittal SA (Luxembourg)*	53,709	718,072
B2Gold Corp. (Canada)	83,110	541,147
Barrick Gold Corp. (Canada)	128,216	3,601,275
BHP Group Ltd. (Australia)	541,897	13,850,577
BHP Group PLC (Australia)	538,304	11,469,852
BlueScope Steel Ltd. (Australia)	15,592	142,194
Boliden AB (Sweden)	74,703	2,217,451
Carpenter Technology Corp.	92,900	1,687,064
Centamin PLC (Egypt)	71,897	187,634
Centerra Gold, Inc. (Kyrgyzstan)	2,634	30,641
China Steel Corp. (Taiwan)	961,000	680,461
Cia de Minas Buenaventura SAA (Peru), ADR	27,200	332,384
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Commercial Metals Co.	80,442	$1,607,231
Endeavour Mining Corp. (Ivory Coast)*	3,914	97,442
ERO Copper Corp. (Canada)*	40,477	590,033
Evolution Mining Ltd. (Australia)	130,683	539,793
First Quantum Minerals Ltd. (Zambia)	31,239	278,478
Fortescue Metals Group Ltd. (Australia)	60,036	704,710
Franco-Nevada Corp. (Canada)	18,583	2,596,777
Freeport-McMoRan, Inc.	415,354	6,496,137
Glencore PLC (Australia)*	515,947	1,065,791
Gold Fields Ltd. (South Africa)	66,910	805,332
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	154,800	394,010
IGO Ltd. (Australia)	2,460,818	7,339,767
Impala Platinum Holdings Ltd. (South Africa)	118,944	1,029,289
Industrias Penoles SAB de CV (Mexico)	23,017	371,037
JFE Holdings, Inc. (Japan)*	41,200	287,075
Kinross Gold Corp. (Canada)*	92,132	813,001
Kirkland Lake Gold Ltd. (Canada)	43,486	2,122,782
Lundin Mining Corp. (Chile)	118,054	658,737
MMC Norilsk Nickel PJSC (Russia)	2,786	673,520
Newcrest Mining Ltd. (Australia)	59,606	1,335,018
Newmont Corp.	55,587	3,526,995
Nippon Steel Corp. (Japan)*	42,900	403,209
Norsk Hydro ASA (Norway)*	250,252	687,296
Northam Platinum Ltd. (South Africa)*	79,908	813,285
Northern Star Resources Ltd. (Australia)	211,625	2,072,373
Nucor Corp.	12,462	559,045
Osisko Gold Royalties Ltd. (Canada)	7,472	88,381
OZ Minerals Ltd. (Australia)	44,931	453,334
Pan American Silver Corp. (Canada)	14,010	450,429
Perseus Mining Ltd. (Australia)*	331,822	326,834
Polymetal International PLC (Russia)	20,000	438,988
Polyus PJSC (Russia)	2,500	524,495
POSCO (South Korea)	4,387	732,430
Regis Resources Ltd. (Australia)	9,733	35,022
Reliance Steel & Aluminum Co.	10,287	1,049,685
Rio Tinto Ltd. (Australia)	72,450	4,913,208
Rio Tinto PLC (Australia)	72,574	4,357,897
Sandstorm Gold Ltd. (Canada)*	10,654	89,933
Saracen Mineral Holdings Ltd. (Australia)*	40,839	152,114
Sibanye Stillwater Ltd. (South Africa)	206,365	566,058
South32 Ltd. (Australia)	3,850,471	5,672,647
Southern Copper Corp. (Peru)	21,946	993,495
SSR Mining, Inc. (Canada)*	5,504	102,718
Steel Dynamics, Inc.	122,808	3,515,993
Sumitomo Metal Mining Co. Ltd. (Japan)	10,800	334,129
Teck Resources Ltd. (Canada) (Class B Stock)(a)	30,345	422,402
thyssenkrupp AG (Germany)*	32,417	163,045
Torex Gold Resources, Inc. (Canada)*	5,320	75,232
Vale SA (Brazil)	207,633	2,188,023
voestalpine AG (Austria)	11,195	294,733

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Wheaton Precious Metals Corp. (Brazil)	31,919	$1,566,046
Yamana Gold, Inc. (Canada)	77,579	441,045
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	748,000	479,129
		120,246,042
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	88,222	628,141
PennyMac Mortgage Investment Trust	70,000	1,124,900
		1,753,041
Multiline Retail — 0.2%
Dollar General Corp.	68,378	14,333,396
Dollar Tree, Inc.*	68,393	6,247,017
Next PLC (United Kingdom)	133,644	10,221,443
Ollie’s Bargain Outlet Holdings, Inc.*(a)	27,570	2,408,240
		33,210,096
Multi-Utilities — 0.7%
Ameren Corp.(a)	274,153	21,680,019
Engie SA (France)*	1,281,180	17,129,633
National Grid PLC (United Kingdom)	1,075,439	12,345,275
NiSource, Inc.	329,754	7,254,588
Public Service Enterprise Group, Inc.	190,700	10,471,337
Sempra Energy	244,091	28,890,611
		97,771,463
Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA (Norway)	18,316	288,411
Cheniere Energy, Inc.*	1,214	56,172
Chevron Corp.	246,592	17,754,624
Concho Resources, Inc.	165,621	7,307,199
ConocoPhillips	474,018	15,566,751
Continental Resources, Inc.(a)	42,569	522,747
Devon Energy Corp.	25,825	244,304
Diamondback Energy, Inc.	11,707	352,615
Enbridge, Inc. (Canada)(a)	236,461	6,904,661
EOG Resources, Inc.	281,342	10,111,431
Equinor ASA (Norway)	987,062	14,025,879
Exxon Mobil Corp.	399,916	13,729,116
Galp Energia SGPS SA (Portugal)	88,590	820,198
Hess Corp.	131,180	5,369,197
Kelt Exploration Ltd. (Canada)*(a)	103,448	111,097
Kosmos Energy Ltd. (Ghana)(a)	1,019,345	994,473
Lundin Energy AB (Sweden)	28,021	557,986
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	354,818	1,834,409
Marathon Petroleum Corp.	148,256	4,349,831
Parsley Energy, Inc. (Class A Stock)(a)	13,603	127,324
Pioneer Natural Resources Co.	30,906	2,657,607
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	216,130	5,234,669
Targa Resources Corp.	275,467	3,864,802
TC Energy Corp. (Canada)(a)	22,533	946,837
TOTAL SE (France)	539,825	18,418,002
TOTAL SE (France), ADR	217,989	7,477,023
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
WPX Energy, Inc.*(a)	385,057	$1,886,779
		141,514,144
Paper & Forest Products — 0.1%
Domtar Corp.	14,208	373,244
Louisiana-Pacific Corp.	81,300	2,399,163
Mondi PLC (United Kingdom)	38,167	803,988
Stora Enso OYJ (Finland) (Class R Stock)	971,039	15,174,058
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	27,362	395,155
UPM-Kymmene OYJ (Finland)	15,536	472,651
West Fraser Timber Co. Ltd. (Canada)	6,669	309,823
		19,928,082
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,103	2,859,730
L’Oreal SA (France)	59,650	19,391,318
Pola Orbis Holdings, Inc. (Japan)	117,400	2,216,176
Unilever PLC (United Kingdom)	716,408	44,099,789
		68,567,013
Pharmaceuticals — 2.9%
Astellas Pharma, Inc. (Japan)	1,861,600	27,737,791
AstraZeneca PLC (United Kingdom), ADR	131,636	7,213,653
Bayer AG (Germany)	302,440	18,624,674
Catalent, Inc.*	19,164	1,641,588
Elanco Animal Health, Inc.*	954,004	26,645,332
Eli Lilly & Co.	237,286	35,123,074
GlaxoSmithKline PLC (United Kingdom), ADR(a)	430,104	16,189,115
Horizon Therapeutics PLC*	9,700	753,496
Ipsen SA (France)	74,754	7,837,005
Johnson & Johnson	301,935	44,952,083
Merck & Co., Inc.	352,094	29,206,197
MyoKardia, Inc.*	55,040	7,503,603
Novartis AG (Switzerland)	423,227	36,689,966
Novartis AG (Switzerland), ADR(a)	34,899	3,034,817
Novo Nordisk A/S (Denmark) (Class B Stock)	81,439	5,628,272
Otsuka Holdings Co. Ltd. (Japan)	293,500	12,422,748
Pacira BioSciences, Inc.*(a)	29,634	1,781,596
Pfizer, Inc.	642,630	23,584,521
Roche Holding AG (Switzerland)	110,152	37,732,042
Sanofi (France)	269,999	26,994,290
Sanofi (France), ADR	150,898	7,570,553
Takeda Pharmaceutical Co. Ltd. (Japan), ADR	298,238	5,320,566
Zoetis, Inc.	158,480	26,207,838
		410,394,820
Professional Services — 0.5%
CoStar Group, Inc.*	17,525	14,870,138
Equifax, Inc.	79,057	12,404,043
Recruit Holdings Co. Ltd. (Japan)	319,500	12,745,340

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TechnoPro Holdings, Inc. (Japan)	132,500	$8,273,989
Teleperformance (France)	27,653	8,526,828
TransUnion	95,911	8,068,993
		64,889,331
Real Estate Management & Development — 0.2%
Deutsche Wohnen SE (Germany)	23,382	1,169,064
Fabege AB (Sweden)	29,001	402,300
Grainger PLC (United Kingdom)	87,415	334,570
Hang Lung Properties Ltd. (Hong Kong)	337,000	859,146
Heiwa Real Estate Co. Ltd. (Japan)	12,500	345,203
Hongkong Land Holdings Ltd. (Hong Kong)	128,500	478,822
Jones Lang LaSalle, Inc.(a)	18,900	1,807,974
Kojamo OYJ (Finland)	29,194	627,514
Mitsubishi Estate Co. Ltd. (Japan)	23,900	360,244
Mitsui Fudosan Co. Ltd. (Japan)	828,800	14,392,567
PSP Swiss Property AG (Switzerland)	5,305	642,735
Shurgard Self Storage SA (Belgium)(a)	14,727	641,342
St. Joe Co. (The)*(a)	105,800	2,182,654
Sun Hung Kai Properties Ltd. (Hong Kong)	93,166	1,196,317
		25,440,452
Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	58,500	8,372,984
J.B. Hunt Transport Services, Inc.	69,647	8,801,988
Norfolk Southern Corp.	22,180	4,746,298
Ryder System, Inc.	74,100	3,129,984
Uber Technologies, Inc.*(a)	125,400	4,574,592
Union Pacific Corp.	124,619	24,533,743
		54,159,589
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.*	418,978	34,352,006
Applied Materials, Inc.	318,110	18,911,639
ASML Holding NV (Netherlands)	55,612	20,509,929
Broadcom, Inc.	51,023	18,588,699
Cabot Microelectronics Corp.	19,760	2,821,926
Cree, Inc.*	30,423	1,939,162
Entegris, Inc.	98,608	7,330,519
Inphi Corp.*	12,542	1,407,839
Lam Research Corp.	112,887	37,450,262
Marvell Technology Group Ltd.(a)	184,390	7,320,283
Maxim Integrated Products, Inc.	35,300	2,386,633
Micron Technology, Inc.*	718,364	33,734,373
Monolithic Power Systems, Inc.	28,803	8,053,607
NVIDIA Corp.(a)	153,998	83,346,798
NXP Semiconductors NV (Netherlands)	178,933	22,332,628
ON Semiconductor Corp.*(a)	182,659	3,961,874
QUALCOMM, Inc.	307,889	36,232,377
Renesas Electronics Corp. (Japan)*	612,000	4,472,944
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,348,749	35,484,215
Teradyne, Inc.	32,100	2,550,666
Tokyo Electron Ltd. (Japan)	41,600	10,852,782
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	157,037	$16,369,537
		410,410,698
Software — 3.9%
Avalara, Inc.*(a)	25,166	3,204,639
CDK Global, Inc.	52,172	2,274,178
Citrix Systems, Inc.	58,342	8,034,277
CommVault Systems, Inc.*	30,396	1,240,157
Cornerstone OnDemand, Inc.*	42,629	1,549,990
Coupa Software, Inc.*(a)	6,110	1,675,606
Crowdstrike Holdings, Inc. (Class A Stock)*	34,331	4,714,333
DocuSign, Inc.*	29,070	6,257,027
Five9, Inc.*	49,746	6,451,061
HubSpot, Inc.*	10,429	3,047,667
Intuit, Inc.	65,157	21,254,865
Microsoft Corp.	1,317,013	277,007,344
NortonLifeLock, Inc.(a)	1,027,105	21,404,868
Oracle Corp.	133,973	7,998,188
Palo Alto Networks, Inc.*	16,537	4,047,431
Paylocity Holding Corp.*	21,128	3,410,482
Proofpoint, Inc.*	41,000	4,327,550
RealPage, Inc.*	70,600	4,069,384
RingCentral, Inc. (Class A Stock)*	10,602	2,911,415
salesforce.com, Inc.*	261,853	65,808,896
SAP SE (Germany)	150,671	23,415,420
Slack Technologies, Inc. (Class A Stock)*(a)	94,417	2,536,041
Splunk, Inc.*(a)	35,300	6,640,989
SPS Commerce, Inc.*	32,816	2,555,382
SS&C Technologies Holdings, Inc.	32,369	1,958,972
Synopsys, Inc.*	34,633	7,410,769
Trade Desk, Inc. (The) (Class A Stock)*(a)	1,652	857,025
VMware, Inc. (Class A Stock)*(a)	9,043	1,299,208
Workday, Inc. (Class A Stock)*(a)	97,779	21,035,196
Zendesk, Inc.*(a)	39,123	4,026,539
Zoom Video Communications, Inc. (Class A Stock)*(a)	30,531	14,352,928
		536,777,827
Specialty Retail — 1.1%
AutoZone, Inc.*	6,059	7,135,321
Burlington Stores, Inc.*(a)	51,617	10,637,747
CarMax, Inc.*(a)	90,403	8,308,940
Carvana Co.*(a)	3,862	861,458
Five Below, Inc.*	17,300	2,197,100
Home Depot, Inc. (The)	163,232	45,331,158
Kingfisher PLC (United Kingdom)	3,611,178	13,813,273
Lowe’s Cos., Inc.	108,568	18,007,088
Michaels Cos., Inc. (The)*(a)	416,487	4,021,182
Murphy USA, Inc.*	20,900	2,680,843
O’Reilly Automotive, Inc.*	30,497	14,061,557
Ross Stores, Inc.	137,365	12,818,902
TJX Cos., Inc. (The)	167,366	9,313,918
Ulta Beauty, Inc.*	14,352	3,214,561
		152,403,048

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	2,835,452	$328,373,696
Pure Storage, Inc. (Class A Stock)*(a)	87,544	1,347,302
Samsung Electronics Co. Ltd. (South Korea)	517,148	25,710,867
		355,431,865
Textiles, Apparel & Luxury Goods — 0.6%
Culp, Inc.	47,700	592,434
EssilorLuxottica SA (France)*	75,143	10,220,033
Kering SA (France)	15,895	10,547,558
Lululemon Athletica, Inc.*	14,916	4,912,883
Moncler SpA (Italy)*	279,764	11,433,889
NIKE, Inc. (Class B Stock)	293,735	36,875,492
Samsonite International SA, 144A*	2,733,900	2,801,588
Steven Madden Ltd.	30,000	585,000
VF Corp.(a)	108,574	7,627,323
		85,596,200
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	185,500	1,718,657
Housing Development Finance Corp. Ltd. (India)	287,822	6,806,618
PennyMac Financial Services, Inc.	57,080	3,317,490
WSFS Financial Corp.	68,959	1,859,824
		13,702,589
Tobacco — 0.3%
Altria Group, Inc.	464,911	17,964,161
Philip Morris International, Inc.	337,654	25,320,673
		43,284,834
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	211,789	7,617,497
Bunzl PLC (United Kingdom)	213,952	6,907,802
GMS, Inc.*	162,700	3,921,070
HD Supply Holdings, Inc.*	69,400	2,862,056
Mitsubishi Corp. (Japan)	341,300	8,154,962
Rush Enterprises, Inc. (Class A Stock)	58,417	2,952,395
Sumitomo Corp. (Japan)	812,400	9,739,023
Toromont Industries Ltd. (Canada)	5,291	316,614
		42,471,419
Water Utilities — 0.0%
California Water Service Group	42,039	1,826,594
Essential Utilities, Inc.(a)	17,128	689,402
		2,515,996
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	155,100	9,642,478
T-Mobile US, Inc.*	100,343	11,475,226
Vodafone Group PLC (United Kingdom), ADR	742,574	9,965,343
		31,083,047

Total Common Stocks (cost $5,993,100,194)		7,584,256,539
	Shares	Value

Preferred Stocks — 0.1%
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%(a)	53,320	$2,586,553
American Electric Power Co., Inc., CVT, 6.125%*	22,918	1,123,440
NextEra Energy, Inc., CVT, 5.279%	51,052	2,383,107
Southern Co. (The), CVT, 6.750%	14,353	667,989
		6,761,089
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., CVT, 5.500%	4,146	463,813
Danaher Corp., Series B, CVT, 5.000%(a)	1,276	1,630,167
		2,093,980
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%	39,785	2,893,961
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	94,029	349,769
Multi-Utilities — 0.0%
DTE Energy Co., CVT, 6.250%	20,100	907,716
Sempra Energy, Series B, CVT, 6.750%(a)	3,660	358,717
		1,266,433
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	22,420	994,551
Wireless Telecommunication Services — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%	594	640,498

Total Preferred Stocks (cost $13,516,013)		15,000,281

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.4%
Automobiles — 0.7%
Ally Auto Receivables Trust,
Series 2017-02, Class B
2.330%	06/15/22	575	575,488
AmeriCredit Automobile Receivables Trust,
Series 2017-01, Class C
2.710%	08/18/22	843	849,640
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,573,674
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,430,700
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	2,200	2,205,030
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,550	2,610,161
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	9,277,849

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2019-01A, Class A, 144A
3.450%	03/20/23	7,942	$8,126,841
Series 2019-02A, Class A, 144A
3.350%	09/22/25	1,560	1,647,148
Series 2020-01A, Class B, 144A
2.680%	08/20/26	1,395	1,398,646
CarMax Auto Owner Trust,
Series 2020-01, Class D
2.640%	07/15/26	7,660	7,808,397
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23	27	27,226
Series 2018-01, Class A2, 144A
2.870%	10/20/23	395	397,141
Series 2019-01, Class A2, 144A
2.980%	10/20/24	2,070	2,104,166
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,425	3,671,384
GM Financial Automobile Leasing Trust,
Series 2019-01, Class C
3.560%	12/20/22	4,905	5,006,960
Series 2020-01, Class C
2.040%	12/20/23	1,620	1,628,691
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,590,674
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,410,379
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	1,072	1,079,978
Series 2018-02, Class C
3.350%	07/17/23	1,672	1,691,616
Series 2019-01, Class B
3.210%	09/15/23	2,017	2,030,450
Series 2020-03, Class C
1.120%	01/15/26	5,975	5,980,300
Series 2020-03, Class D
1.640%	11/16/26	5,160	5,164,699
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,103,680
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,583,489
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,711,328
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,724,270
			91,410,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 0.7%
Barings BDC Static CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.295%(c)	04/15/27	3,331	$3,328,678
Barings CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.072%(c)	01/20/28	4,623	4,583,353
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.352%(c)	07/20/28	4,150	4,122,845
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.247%(c)	07/28/28	5,090	5,069,846
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.422%(c)	10/20/27	4,065	4,053,484
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.105%(c)	10/25/27	6,160	6,124,816
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.422%(c)	10/20/28	6,160	6,130,932
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.071%(c)	01/16/28	5,557	5,506,533
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.605%(c)	10/15/32	12,175	12,140,649
Series 2019-37A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.575%(c)	07/15/32	2,660	2,632,757
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.472%(c)	01/18/28	4,165	4,091,518
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.545%(c)	10/25/32	7,315	7,284,380
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.125%(c)	01/15/28	5,261	5,242,527
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.392%(c)	07/20/29	4,460	4,435,199
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.125%(c)	07/15/27	4,083	4,070,306

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-01A, Class A2R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.275%(c)	07/15/27	6,465	$6,381,215
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.283%(c)	07/17/29	6,783	6,700,806
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.572%(c)	07/20/32	9,690	9,665,726
			101,565,570
Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,874,778
Series 2019-01, Class B
3.070%	10/15/24	9,570	9,916,098
Synchrony Card Funding LLC,
Series 2019-A02, Class A
2.340%	06/15/25	7,840	8,087,894
			20,878,770
Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2017-01A, Class A3, 144A
2.290%	06/10/21	60	60,070
CNH Equipment Trust,
Series 2019-A, Class A3
3.010%	04/15/24	3,320	3,406,674
MMAF Equipment Finance LLC,
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	2,545	2,556,058
Series 2020-A, Class A4, 144A
1.400%	08/09/30	2,455	2,526,166
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
0.652%(c)	11/15/22	1,470	1,470,576
			10,019,544
Other — 0.3%
Driven Brands Funding LLC,
Series 2015-01A, Class A2, 144A
5.216%	07/20/45	3,038	3,153,846
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,566	2,714,056
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	205	205,593
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	6,245	6,276,135
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	400	$408,017
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	684	692,480
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	1,452	1,467,356
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	131	131,318
Series 2015-01A, Class A, 144A
2.520%	12/20/32	780	783,802
Series 2017-01A, Class A, 144A
2.420%	12/20/34	3,221	3,284,051
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,755	4,979,628
Sierra Timeshare Receivables Funding LLC,
Series 2015-03A, Class A, 144A
2.580%	09/20/32	817	817,995
Series 2019-01A, Class A, 144A
3.200%	01/20/36	1,748	1,807,853
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	2,982	3,044,835
Verizon Owner Trust,
Series 2017-03A, Class B, 144A
2.380%	04/20/22	5,120	5,144,676
			34,911,641
Residential Mortgage-Backed Securities — 0.0%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	1,328	1,341,842
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	382	392,163
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	491	500,660
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	507	513,698
Towd Point Mortgage Trust,
Series 2015-03, Class A1B, 144A
3.000%(cc)	03/25/54	332	334,636
Series 2015-05, Class A1B, 144A
2.750%(cc)	05/25/55	390	392,852
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	337	351,424
			3,827,275

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.5%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,204	$1,222,822
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,066	3,132,875
Series 2019-CA, Class A1, 144A
2.820%	02/15/68	1,657	1,664,186
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	5,955	6,162,730
Series 2019-GA, Class A, 144A
2.400%	10/15/68	5,692	5,826,276
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	4,595	4,718,246
Series 2020-CA, Class A2A, 144A
2.150%	11/15/68	3,275	3,382,937
Series 2020-GA, Class A, 144A
1.170%	09/16/69	3,390	3,395,444
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.498%(c)	03/25/67	1,844	1,832,731
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.528%(c)	03/25/67	4,480	4,462,163
Nelnet Student Loan Trust,
Series 2020-01A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.888%(c)	03/26/68	2,018	1,994,726
SLM Student Loan Trust,
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.945%(c)	07/25/23	1,652	1,631,062
Series 2008-09, Class A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.745%(c)	04/25/23	1,541	1,512,034
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	799	812,007
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.102%(c)	08/16/32	4,305	4,385,355
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	726	743,181
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	1,783	1,825,170
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,091	1,111,407
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,178	6,545,849
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.872%(c)	01/15/37	3,309	3,281,174
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	4,286	4,527,722
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,780	1,844,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2020-BA, Class A1A, 144A
1.290%	07/15/53	3,560	$3,560,304
			69,575,351

Total Asset-Backed Securities (cost $327,971,272)			332,188,156
Commercial Mortgage-Backed Securities — 1.5%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,800,541
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month LIBOR + 0.880% (Cap N/A, Floor 0.880%)
1.032%(c)	09/15/34	3,176	3,169,782
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.052%(c)	04/15/35	3,278	3,123,313
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.402%(c)	04/15/35	3,185	2,969,296
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.082%(c)	12/15/36	7,055	6,771,951
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,229,237
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	4,477,319
Series 2019-BN23, Class B
3.455%	12/15/52	5,960	6,519,922
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class B
3.152%	04/15/53	4,000	4,209,253
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,511,864
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.452%(c)	04/15/34	9,770	9,211,356
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.952%(c)	05/15/30	5,200	4,978,288
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class AS
3.116%	11/15/52	9,790	10,793,701
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	1,500	1,624,871
Series 2018-CD07, Class C
5.013%(cc)	08/15/51	2,475	2,650,938

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	$3,248,206
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,383,790
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,280,837
Series 2016-P03, Class A3
3.063%	04/15/49	2,675	2,899,895
Series 2018-B02, Class C
4.828%(cc)	03/10/51	2,545	2,485,910
Commercial Mortgage Trust,
Series 2014-UBS05, Class A4
3.838%	09/10/47	4,400	4,839,343
Series 2015-LC21, Class B
4.480%(cc)	07/10/48	3,055	3,271,404
Series 2015-LC23, Class A2
3.221%	10/10/48	5,488	5,522,153
Series 2015-PC01, Class B
4.576%(cc)	07/10/50	1,505	1,599,654
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	2,034,027
Series 2020-CBM, Class C, 144A
3.402%	02/10/37	10,025	9,766,807
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class C, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.582%(c)	05/15/36	6,815	6,763,697
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	5,020,186
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,992,043
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.337%(cc)	05/25/52	1,965	2,265,988
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month LIBOR + 1.334% (Cap N/A, Floor 1.334%)
1.486%(c)	12/15/36	3,415	3,211,244
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.785%(c)	12/15/36	3,180	2,940,842
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.452%(c)	06/15/36	6,370	6,121,024
GS Mortgage Securities Trust,
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,409,055
Hilton Orlando Trust,
Series 2018-ORL, Class A, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.922%(c)	12/15/34	6,790	6,537,099
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	$4,803,844
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	10,460,404
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.852%(c)	01/15/33	1,525	1,489,833
Manhattan West,
Series 2020-01MW, Class C, 144A
2.413%(cc)	09/10/39	5,750	5,729,892
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	914,333
Series 2017-C34, Class C
4.324%(cc)	11/15/52	2,065	2,003,780
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.166%(cc)	05/15/48	325	361,362
Series 2017-ASHF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.002%(c)	11/15/34	6,393	6,074,977
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	4,337,365
Series 2019-H07, Class A4
3.261%	07/15/52	4,872	5,485,494
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	3,170	2,504,300
RETL Trust,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.302%(c)	03/15/36	600	600,060
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	2,258,565
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.437%(cc)	07/15/58	545	516,126
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	2,014,816
Series 2019-C50, Class B
4.192%	05/15/52	1,895	1,975,738
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	3,021,454
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	1,035,120
Series 2014-C20, Class A4
3.723%	05/15/47	2,740	2,903,281

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36	4,105	$4,501,519

Total Commercial Mortgage-Backed Securities (cost $205,452,314)			208,627,099
Convertible Bonds — 0.0%
Internet — 0.0%
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28	300	758,837
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	640	586,892
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50	470	504,370
Liberty Latin America Ltd. (Chile),
Sr. Unsec’d. Notes
2.000%	07/15/24	1,200	981,678
			2,072,940
Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45	967	694,442

Total Convertible Bonds (cost $3,153,646)			3,526,219
Corporate Bonds — 15.4%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26(a)	1,325	1,372,387
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	3,278	3,014,779
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	4,460	4,494,424
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	5,825	6,385,315
			15,266,905
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	1,300	1,247,900
Moog, Inc.,
Gtd. Notes, 144A
4.250%	12/15/27(a)	330	337,433
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes
7.500%	03/15/27	340	$353,136
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	4,185	4,370,868
			6,309,337
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	10,000	11,477,783
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	1,235	1,237,451
Gtd. Notes, 144A
3.950%	06/15/25	4,500	4,998,123
Mriya Farming PLC (United Kingdom),
Sub. Notes, 144A, EMTN
2.000%(cc)	12/31/25^	158	2,355
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22(a)	2,685	2,756,285
5.700%	08/15/35	208	259,419
6.150%	09/15/43	229	284,951
7.250%	06/15/37	610	806,518
			21,822,885
Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	527,039
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22	39	35,753
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	2,452	2,352,952
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27	1,184	827,304
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	1,841	1,743,837
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	3,336	2,121,696
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	1,365	1,317,623
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24(a)	2,000	1,510,319
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	705	775,185

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Sr. Unsec’d. Notes
7.375%	01/15/26(a)	1,750	$1,833,102
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	815	836,380
4.750%	10/20/28	2,890	2,998,261
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	5,450	5,676,916
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24	1,120	769,037
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	1,290	1,080,744
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	805	753,130
United Airlines Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22(a)	685	633,328
4.875%	01/15/25(a)	555	476,035
5.000%	02/01/24(a)	745	654,901
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,245	1,031,411
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,341	1,103,481
			29,058,434
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25(a)	490	502,512
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26	210	210,482
6.375%	05/15/25	1,010	1,067,122
			1,780,116
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23(a)	535	583,224
9.000%	04/22/25	2,275	2,606,428
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.085%	01/07/21	671	673,580
5.125%	06/16/25	775	798,790
5.750%	02/01/21	674	679,320
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	280	283,890
4.000%	10/06/26	1,810	1,943,239
4.200%	03/01/21	740	748,457
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.300%	07/13/25	3,790	$4,113,863
4.350%	04/09/25	1,745	1,897,539
Sr. Unsec’d. Notes
5.100%	01/17/24	6,745	7,368,754
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	1,790	1,781,320
2.375%	02/10/23	3,740	3,841,231
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	940	964,546
Sr. Sec’d. Notes, 144A
9.500%	05/01/25(a)	2,190	2,459,988
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	2,980	3,083,657
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24(a)	2,275	2,415,274
3.200%	09/26/26	13,965	15,286,100
4.625%	11/13/25	1,655	1,919,628
4.750%	11/13/28	3,770	4,503,460
			57,952,288
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,000	952,500
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	560	600,012
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	7,255	7,505,951
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	2,275	2,385,440
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	120	123,077
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	1,145	1,182,681
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
9.500%	05/31/25	480	521,333
Meritor, Inc.,
Gtd. Notes, 144A
6.250%	06/01/25	1,135	1,186,499
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	645	473,435
5.375%	12/15/24(a)	725	555,326
			15,486,254

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks — 2.2%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		3,865	$4,154,233
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27		13,000	13,609,334
Sub. Notes
6.250%	05/12/26		1,100	1,197,932
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%(ff)	—(rr)		3,730	4,030,695
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS	3,700	16,728
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	—(rr)		800	789,417
7.625%(ff)	—(rr)		400	397,526
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		1,300	1,277,527
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		1,550	1,635,055
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	—(rr)		1,500	1,516,415
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		730	810,994
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.490%	05/28/30		1,200	1,310,187
Bangkok Bank PCL (Thailand),
Sub. Notes, EMTN
3.733%(ff)	09/25/34		6,350	6,213,110
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		3,730	3,946,152
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31(a)		3,425	3,417,037
2.496%(ff)	02/13/31		22,000	22,998,716
2.676%(ff)	06/19/41		2,920	2,972,959
3.248%	10/21/27(a)		3,171	3,505,526
4.271%(ff)	07/23/29		1,685	1,976,758
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20		4,370	4,376,318
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26		3,220	3,343,604
4.610%(ff)	02/15/23		5,240	5,484,467
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24		2,155	2,312,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	$5,702,549
Sub. Notes
5.125%(ff)	01/18/33	1,800	1,733,560
5.350%(ff)	11/12/29	600	599,041
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31(a)	5,000	5,356,852
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	500	501,888
5.250%	03/07/25(a)	540	571,373
Sub. Notes
6.125%	03/09/28	490	560,392
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	8,705	9,386,597
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	3,050	3,146,265
4.194%(ff)	04/01/31	8,360	9,654,983
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	2,785	2,808,882
2.000%	09/08/21	2,400	2,435,247
3.001%(ff)	09/20/22	1,190	1,212,952
3.244%(ff)	12/20/25	2,030	2,160,199
3.875%	09/12/23	5	5,371
5.375%	01/12/24	3,450	3,883,801
Sr. Unsec’d. Notes, 144A, MTN
2.700%	03/02/22	2,455	2,528,764
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23	1,630	1,702,029
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	—(rr)	1,400	1,448,366
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.550%	05/05/27	1,145	1,229,450
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28	3,450	3,867,488
4.223%(ff)	05/01/29	7,630	8,904,097
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26(a)	6,955	7,053,228
4.292%(ff)	09/12/26	365	407,104
4.950%	03/31/30	8,000	9,640,443
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(rr)	255	246,164
6.500%(ff)	—(rr)	850	827,009

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26	6,980	$7,289,915
2.182%(ff)	06/01/28	4,520	4,718,177
2.522%(ff)	04/22/31	8,060	8,582,079
2.739%(ff)	10/15/30	5,115	5,499,133
Sub. Notes
2.956%(ff)	05/13/31(a)	8,675	9,287,065
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	15,000	16,013,042
3.772%(ff)	01/24/29	14,290	16,300,015
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	4,060	4,359,772
Sub. Notes
5.125%	05/28/24	3,190	3,491,070
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	4,260	4,195,125
3.571%	01/10/23	3,845	3,966,320
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.644%(ff)	04/01/31	4,990	5,748,063
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,915	2,914,215
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,135	2,222,986
3.068%(ff)	04/30/41	6,475	6,732,657
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,540	2,650,758
2.572%(ff)	02/11/31	10,840	11,338,465
2.879%(ff)	10/30/30	10,535	11,268,214
Sub. Notes, GMTN
4.300%	07/22/27	2,695	3,084,590
			308,528,882
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	5,935	7,981,807
Biotechnology — 0.0%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	595	595,094
Building Materials — 0.1%
Boise Cascade Co.,
Gtd. Notes, 144A
4.875%	07/01/30	280	301,001
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	580	591,131
3.750%	05/01/28	7,560	7,857,052
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
5.450%	11/19/29		700	$710,101
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25		900	950,856
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26		2,820	3,004,836
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)		1,230	1,280,161
6.500%	03/15/27		2,360	2,513,400
				17,208,538
Chemicals — 0.3%
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25(a)		650	686,995
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	—(a)(rr)		2,678	2,677,520
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		1,120	1,322,496
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		875	809,469
Diamond BC BV,
Sr. Unsec’d. Notes
5.625%	08/15/25	EUR	1,745	2,002,371
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28		1,070	1,050,643
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22		2,070	2,093,799
Gtd. Notes, EMTN
4.250%	11/03/26		9,560	10,034,910
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		8,100	10,305,922
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26	EUR	325	384,062
7.000%	04/15/25(a)		720	734,807
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	303,459
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,167,151
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27(a)		590	587,899
5.250%	12/15/29(a)		720	712,436
5.650%	12/01/44(a)		1,905	1,715,973

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Minerals Technologies, Inc.,
Gtd. Notes, 144A
5.000%	07/01/28	605	$622,111
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26	695	733,089
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
4.625%	10/15/25	815	815,000
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27(a)	870	897,222
			39,657,334
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.200%	08/04/27(a)	740	743,248
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,990	2,115,753
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,605	1,745,515
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	235	240,883
5.125%	10/01/24	1,550	1,585,053
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.750%	07/15/27(a)	790	711,372
5.750%	07/15/27	245	220,375
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)	1,140	1,193,192
Hutama Karya Persero PT (Indonesia),
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	440	477,059
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30	1,410	1,475,223
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
5.000%	06/15/28	735	766,619
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27(a)	1,925	1,953,679
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	3,300	3,507,001
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28	910	936,806
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	400	385,510
5.750%	04/15/26(a)	740	791,056
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)		5,955	$6,526,869
Sr. Unsec’d. Notes
6.875%	11/15/26	EUR	795	1,007,163
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25		860	867,571
9.250%	04/15/25(a)		425	467,621
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	372,019
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24(a)		1,865	1,907,835
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		465	453,038
Transurban Finance Co. Pty Ltd. (Australia),
Gtd. Notes, 144A
2.450%	03/16/31		1,945	1,978,658
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		1,255	1,367,961
4.125%	02/02/26		3,405	3,800,060
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		1,270	1,288,594
WW International, Inc.,
Gtd. Notes, 144A
8.625%	12/01/25		1,365	1,425,024
				40,310,757
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30(a)		2,985	3,085,179
2.650%	05/11/50(a)		1,635	1,694,291
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26	EUR	525	628,593
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		460	486,018
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)		855	895,314
Sr. Sec’d. Notes, 144A
4.875%	02/01/27		395	399,842
				7,189,237
Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22(a)		825	836,065

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	50	$50,700
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	1,185	1,234,982
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26(a)	1,315	1,382,577
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	1,230	1,278,746
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	1,045	1,075,873
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)	2,230	2,289,247
			7,312,125
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	445	433,673
4.625%	07/01/22	7,415	7,593,653
4.875%	01/16/24(a)	1,140	1,176,346
6.500%	07/15/25	300	323,418
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	3,125	2,986,980
4.375%	05/01/26	2,395	2,267,072
5.125%	10/01/23	5,675	5,682,916
5.500%	01/15/23	565	570,456
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	2,065	2,071,902
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	17,524	18,501,684
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24	1,260	1,372,943
4.250%	04/30/25	4,470	5,060,950
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5,145	5,611,590
4.100%	02/09/27	9,100	10,101,696
Genworth Mortgage Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	1,390	1,456,210
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24	1,400	1,465,608
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	2,990	2,980,492
2.650%	09/15/40	2,295	2,294,639
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Kuwait Projects Co. SPC Ltd. (Kuwait),
Gtd. Notes
4.229%	10/29/26	1,200	$1,177,075
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24	290	288,526
6.750%	06/25/25(a)	815	825,676
7.250%	09/25/23	740	764,054
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	1,300	1,310,008
7.250%	01/25/22	55	56,460
OneMain Finance Corp.,
Gtd. Notes
6.125%	03/15/24	75	78,352
6.625%	01/15/28	275	304,970
7.125%	03/15/26	510	569,495
8.250%	10/01/23	505	561,321
8.875%	06/01/25(a)	520	574,782
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	740	732,454
5.250%	08/15/22	2,150	2,157,764
PennyMac Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/15/25	990	1,001,941
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28(a)	485	510,882
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	855	928,747
4.375%	03/19/24	1,155	1,251,374
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%)
33.125%(c)	04/11/22	1,681	128,841
			85,174,950
Electric — 1.1%
AC Energy Finance International Ltd. (Philippines),
Gtd. Notes
5.650%	—(rr)	1,111	1,138,651
Acwa Power Management And Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes
5.950%	12/15/39	800	911,236
AES Corp. (The),
Sr. Unsec’d. Notes
5.125%	09/01/27(a)	1,590	1,693,006
6.000%	05/15/26(a)	1,385	1,455,179
AES Gener SA (Chile),
Jr. Sub. Notes
7.125%(ff)	03/26/79	5,800	5,958,625
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	2,260	2,387,321
4.350%	08/01/28	3,535	4,065,698

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	$6,750
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	1,420	1,468,992
Clearway Energy Operating LLC,
Gtd. Notes
5.750%	10/15/25(a)	960	1,010,213
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	2,375	2,598,821
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	631,147
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25	605	633,511
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	140	153,171
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28	5,400	6,376,140
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	7,395	7,715,221
3.625%	05/25/27	5,195	5,780,230
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30	5,400	5,830,489
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	15,015	16,454,358
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	6,141,325
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	1,195	1,361,626
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	1,000	907,000
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	600	610,266
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	775	788,261
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24(a)	715	743,016
4.500%	09/15/27(a)	1,600	1,721,931
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	1,795	1,937,831
6.625%	01/15/27	1,865	1,972,573
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
7.250%	05/15/26	2,160	$2,297,444
Gtd. Notes, 144A
5.250%	06/15/29	925	1,009,508
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	630	673,745
4.450%	06/15/29	2,055	2,268,115
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	3,440	3,332,754
2.500%	02/01/31	3,980	3,770,200
3.300%	08/01/40(a)	3,305	3,028,751
3.950%	12/01/47	2,265	2,093,932
4.550%	07/01/30(a)	4,247	4,601,766
4.950%	07/01/50(a)	783	835,622
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	345	358,318
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	440	486,311
Sr. Unsec’d. Notes, 144A, MTN
4.375%	02/05/50	320	333,170
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	2,265	2,425,729
6.250%	01/25/49	545	713,333
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	2,100	2,277,947
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,225	1,187,408
5.250%	07/01/30(a)	1,370	1,324,922
Pike Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	09/01/28(a)	685	687,498
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	740	985,488
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	1,586	1,741,412
3.400%	02/01/28	6,380	7,029,407
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	1,605	2,055,923
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24	1,600	1,766,845
4.850%	05/07/44	1,200	1,647,897
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes
2.875%	05/18/26	750	815,044
Gtd. Notes, EMTN
3.500%	05/04/27	700	781,502

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26(a)	2,645	$2,688,501
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	990	1,039,912
5.500%	09/01/26	975	1,018,822
5.625%	02/15/27	1,335	1,408,878
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	6,850	7,296,097
3.700%	01/30/27	4,845	5,100,226
4.300%	07/15/29	6,225	6,785,333
			158,320,348
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27(a)	2,250	2,457,969
Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,035	4,315,484
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	4,845	4,976,493
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	1,862	2,178,505
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29(a)	3,515	3,907,969
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	670	682,885
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,340	1,332,952
			17,394,288
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	13,021	10,608,194
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,600	1,303,518
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	825	844,898
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	360	363,605
			13,120,215
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,430	$1,491,348
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27	1,515	1,605,047
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	3,055	2,952,090
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	920	947,886
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	1,280	1,214,734
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24(a)	470	450,281
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27(a)	760	754,703
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	1,850	1,896,390
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27	1,635	1,700,874
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29	1,120	1,134,454
6.250%	02/15/22(a)	1,140	1,164,881
6.500%	02/15/25	265	282,368
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24(a)	635	630,829
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28	1,760	1,765,388
7.250%	11/15/29	1,245	1,263,448
8.250%	03/15/26(a)	1,315	1,374,104
8.625%	07/01/25	1,185	1,236,638
SeaWorld Parks & Entertainment, Inc.,
Sec’d. Notes, 144A
9.500%	08/01/25(a)	1,125	1,163,137
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	310	330,063
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	1,085	1,150,017
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25(a)	725	769,269
			25,277,949

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26(a)	1,653	$1,741,809
8.500%	05/01/27(a)	956	1,040,602
			2,782,411
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27	430	439,838
4.875%	02/15/30	3,730	3,900,453
5.875%	02/15/28	1,525	1,628,309
7.500%	03/15/26	2,160	2,376,851
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	740	759,519
BRF SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/24/30	7,500	7,702,060
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	2,025	2,098,864
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26(a)	865	835,137
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24	400	412,692
Kraft Heinz Foods Co.,
Gtd. Notes
6.875%	01/26/39	270	364,241
Gtd. Notes, 144A
4.250%	03/01/31(a)	985	1,079,426
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	05/15/28	380	411,935
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	55	62,317
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26(a)	1,650	1,691,806
Sigma Finance Netherlands BV (Mexico),
Gtd. Notes
4.875%	03/27/28(a)	5,200	5,750,793
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26	1,745	1,774,205
Tingyi Cayman Islands Holding Corp. (China),
Sr. Unsec’d. Notes
1.625%	09/24/25	930	922,402
			32,210,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,200	$1,274,749
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26(a)	550	524,883
6.500%	02/01/24	280	280,785
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29(a)	1,100	1,254,435
			3,334,852
Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	3,760	4,155,263
4.250%	07/15/27	2,600	2,934,302
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	—(rr)	815	808,667
Sr. Unsec’d. Notes
0.950%	08/15/25	370	369,499
1.700%	02/15/31	2,295	2,247,203
3.600%	05/01/30	2,155	2,455,765
			12,970,699
Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23(a)	705	654,818
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	1,015	1,054,670
6.375%	02/15/26	2,065	2,192,474
			3,901,962
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	1,790	1,855,686
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	1,871	1,955,804
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/28	95	98,679
7.375%	06/01/25	1,560	1,590,877
Teleflex, Inc.,
Gtd. Notes, 144A
4.250%	06/01/28(a)	350	361,789
			5,862,835
Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/29	930	943,671

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/30(a)	1,745	$1,792,748
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	8,995	9,171,349
4.250%	12/15/27	6,590	6,893,706
4.625%	12/15/29(a)	4,150	4,472,984
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	1,445	1,502,066
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	1,290	1,242,750
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26(a)	1,135	1,253,622
5.625%	09/01/28	330	377,712
5.875%	02/01/29	1,000	1,170,904
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	2,560	3,197,840
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	1,785	1,860,450
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27(a)	735	735,439
6.750%	04/15/25	555	584,590
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22	1,310	1,370,086
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28(a)	1,025	1,044,614
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28(a)	480	499,206
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	3,135	3,340,007
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27(a)	430	457,677
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,880	1,831,791
Sec’d. Notes, 144A
6.250%	02/01/27(a)	555	572,464
Sr. Sec’d. Notes, 144A
7.500%	04/01/25(a)	880	950,419
Sr. Unsec’d. Notes
6.875%	11/15/31	615	603,607
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	1,285	1,342,463
2.750%	05/15/40	1,690	1,773,264
2.900%	05/15/50	2,395	2,510,674
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.700%	08/15/49(a)	5,500	$6,555,598
4.450%	12/15/48	2,250	2,981,477
			61,033,178
Home Builders — 0.0%
Picasso Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/25	995	1,072,037
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	190	189,519
4.750%	04/01/29	350	348,456
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	545	583,075
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	735	775,494
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	580	582,932
Winnebago Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/15/28	675	710,432
			4,261,945
Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28	1,095	1,223,829
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	480	495,670
Housewares — 0.0%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25	435	459,411
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Gtd. Notes, 144A
6.950%	03/14/26	1,495	1,522,645
			1,982,056
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24	2,080	2,176,056
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25	1,195	1,171,590
10.125%	08/01/26(a)	3,913	4,338,220
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	720	842,789
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	6,225	7,071,367

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27	1,955	$2,049,445
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	2,555	2,735,184
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25	800	814,371
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25(a)	5,275	6,043,901
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	6,985	7,946,969
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
4.500%	08/15/28	1,925	2,214,187
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	2,030	2,151,397
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26(a)	3,790	3,925,501
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	1,250	1,310,174
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28	365	377,477
NMI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/01/25	375	400,700
USI, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25	115	116,619
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	6,405	6,997,551
			52,683,498
Internet — 0.3%
ANGI Group LLC,
Gtd. Notes, 144A
3.875%	08/15/28	1,425	1,414,463
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22(a)	8,965	9,225,395
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	2,675	2,807,194
4.100%	04/13/25	1,015	1,143,229
4.500%	04/13/27(a)	4,360	5,114,384
4.625%	04/13/30	1,265	1,514,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Cablevision Lightpath LLC,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	570	$579,247
Expedia Group, Inc.,
Gtd. Notes, 144A
4.625%	08/01/27(a)	465	487,792
6.250%	05/01/25	2,700	2,973,061
7.000%	05/01/25	735	792,303
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27(a)	1,680	1,750,424
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.625%	06/01/28(a)	755	777,080
5.625%	02/15/29(a)	1,590	1,713,668
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28	2,715	3,239,370
6.375%	05/15/29	3,050	3,764,234
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29(a)	2,570	3,026,056
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	580	533,414
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25	745	793,645
7.500%	09/15/27	980	1,046,072
8.000%	11/01/26(a)	1,820	1,938,666
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	1,045	1,158,702
			45,793,349
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27(a)	620	646,855
6.250%	05/15/26(a)	700	731,300
			1,378,155
Iron/Steel — 0.1%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	2,490	2,393,093
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	03/01/41	10	12,449
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	2,780	2,809,941
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	10/17/25	600	669,518

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
CSN Resources SA (Brazil),
Gtd. Notes
7.625%	02/13/23	1,100	$1,134,737
Gtd. Notes, 144A
7.625%	02/13/23(a)	400	412,631
			7,432,369
Leisure Time — 0.0%
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	270	259,294
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23(a)	585	652,414
11.500%	06/01/25	585	679,588
			1,591,296
Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26(a)	925	961,744
Gtd. Notes, 144A
8.625%	06/01/25	535	586,402
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	01/15/31	750	789,079
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	1,945	2,004,561
Gtd. Notes, 144A
5.375%	05/01/25(a)	365	379,121
5.750%	05/01/28(a)	610	642,799
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	115	118,271
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	1,025	1,036,315
3.500%	08/18/26	1,680	1,702,218
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30	1,745	1,868,909
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	560	623,665
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	1,530	1,562,562
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	1,325	1,318,993
5.750%	07/21/28	1,380	1,406,666
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	06/18/25(a)	925	943,057
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	1,200	$1,246,000
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	900	885,910
5.625%	08/26/28	2,040	1,981,094
			20,057,366
Machinery-Diversified — 0.1%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.875%	08/15/26	1,250	1,302,322
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	945	979,767
Vertical Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)	2,965	3,131,465
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27(a)	3,550	3,689,461
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24(a)	1,090	1,116,296
			10,219,311
Media — 0.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	1,845	1,791,593
7.500%	05/15/26(a)	1,760	1,862,505
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,180	1,219,482
4.500%	08/15/30(a)	2,445	2,566,994
4.500%	05/01/32	970	1,012,093
5.000%	02/01/28	2,775	2,915,747
5.125%	05/01/27	1,100	1,157,307
5.375%	06/01/29	2,785	3,017,419
5.750%	02/15/26	425	441,833
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	3,285	3,409,122
3.700%	04/01/51	4,165	4,119,115
3.750%	02/15/28	3,860	4,265,694
4.908%	07/23/25	6,000	6,926,387
6.384%	10/23/35	750	1,022,722
6.484%	10/23/45	875	1,170,732
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	2,980	2,889,728
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	2,245	2,093,752

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
2.800%	01/15/51	4,360	$4,374,820
3.250%	11/01/39	6,715	7,461,144
3.300%	04/01/27(a)	7,000	7,914,555
3.400%	04/01/30	14,000	16,134,619
3.900%	03/01/38	1,550	1,836,062
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	700	728,072
6.500%	02/01/29(a)	4,230	4,716,219
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	3,160	3,171,633
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	940	488,812
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	790	559,022
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	145	149,443
7.750%	07/01/26(a)	1,410	1,550,744
Gtd. Notes, 144A
7.375%	07/01/28	1,135	1,166,921
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	1,670	1,691,612
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25	7,500	7,714,101
5.125%	03/31/27	600	607,017
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	1,550	1,530,305
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
6.750%	10/15/27(a)	415	433,457
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	740	765,154
Nexstar Broadcasting, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	11/01/28	1,065	1,086,300
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	990	995,345
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	2,095	2,151,012
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24(a)	1,605	1,661,136
5.375%	07/15/26(a)	1,240	1,291,711
5.500%	07/01/29	3,525	3,789,967
TEGNA, Inc.,
Gtd. Notes, 144A
4.750%	03/15/26(a)	825	843,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)	770	$705,319
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27	880	863,239
9.500%	05/01/25	690	741,322
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	920	960,148
Gtd. Notes, 144A
5.125%	04/15/27(a)	1,390	1,463,854
Virgin Media Finance PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/30	525	523,814
Virgin Media Vendor Financing Notes IV DAC (Ireland),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28	1,000	998,681
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30	435	439,993
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	3,077	3,184,570
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	266	277,873
			126,854,013
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27(a)	745	778,455
HTA Group Ltd. (Congo (Democratic Republic)),
Gtd. Notes, 144A
7.000%	12/18/25	870	912,060
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27(a)	800	740,115
			2,430,630
Mining — 0.4%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	910	947,384
6.125%	05/15/28(a)	2,470	2,601,968
6.750%	09/30/24	400	412,834
7.000%	09/30/26	3,485	3,609,451
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	1,000	1,073,776
4.125%	09/27/22	1,240	1,305,537
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	1,755	1,804,328

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27(a)	1,100	$1,191,067
Constellium SE,
Gtd. Notes, 144A
5.750%	05/15/24(a)	710	721,762
6.625%	03/01/25(a)	2,425	2,483,026
Sr. Unsec’d. Notes, 144A
5.625%	06/15/28(a)	2,130	2,165,636
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29	13,965	14,753,963
3.625%	08/01/27(a)	1,745	1,912,620
3.700%	01/30/50(a)	1,400	1,483,439
3.750%	01/15/31	405	450,610
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	03/15/23	560	585,260
5.125%	05/15/24	1,020	1,088,474
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	4,385	4,849,105
5.450%	03/15/43	1,440	1,597,464
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A
6.125%	04/01/29	2,430	2,404,890
7.625%	01/15/25	3,940	4,017,559
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	267,910
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/01/28(a)	1,150	1,210,255
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27	860	915,966
Nexa Resources SA (Peru),
Gtd. Notes
5.375%	05/04/27	700	729,243
6.500%	01/18/28	500	545,456
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	1,600	1,562,629
			56,691,612
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—(a)(rr)	4,140	3,280,681
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	80	87,069
5.750%	06/15/25(a)	435	466,208
			3,833,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25(a)	650	$669,899
Oil & Gas — 1.1%
ADES International Holding PLC (Saudi Arabia),
Sr. Sec’d. Notes
8.625%	04/24/24	200	189,915
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	1,090	1,078,754
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	33	27,299
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	685	652,828
4.875%	11/15/27(a)	775	732,969
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,275	1,214,419
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29	500	532,837
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	1,590	1,629,683
Concho Resources, Inc.,
Gtd. Notes
2.400%	02/15/31(a)	635	608,165
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28(a)	1,975	1,705,323
4.500%	04/15/23(a)	3,100	2,953,645
4.900%	06/01/44(a)	1,565	1,181,732
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	—(rr)	520	530,278
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26(a)	10,098	10,111,400
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,435	1,445,156
6.625%	07/15/25	725	744,664
EQT Corp.,
Sr. Unsec’d. Notes
7.875%	02/01/25(a)	455	504,307
8.750%	02/01/30	735	868,050
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	315	379,186
7.300%	08/15/31	260	316,973
7.875%	10/01/29	129	162,152
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27	550	553,744

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26	2,545	$2,548,628
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48	1,880	2,401,393
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25	1,200	1,239,477
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26(a)	3,240	3,172,982
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	4,791	4,009,321
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	465	232,230
7.500%	01/15/28	895	432,889
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	280	256,328
5.875%	09/01/25(a)	1,495	1,373,504
6.450%	09/15/36	325	276,239
6.950%	07/01/24	2,275	2,206,104
7.500%	05/01/31	205	197,016
7.950%	06/15/39	1,390	1,308,892
8.000%	07/15/25(a)	600	603,167
8.500%	07/15/27(a)	515	519,003
8.875%	07/15/30(a)	1,335	1,369,244
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27(a)	1,230	1,224,220
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	300	368,708
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44	1,645	2,159,898
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43	9,300	10,956,428
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/2115	860	917,995
7.375%	01/17/27	1,030	1,220,295
8.750%	05/23/26(a)	7,865	9,824,697
Petroleos de Venezuela SA (Venezuela),
First Lien
8.500%	10/27/20	2,475	259,875
First Lien, 144A
8.500%	10/27/20	1,076	112,928
Sr. Unsec’d. Notes
5.375%	04/12/27(d)	5,670	141,750
6.000%	05/16/24(d)	19,015	475,375
6.000%	11/15/26(d)	6,600	165,000
9.000%	11/17/21(d)	37,670	941,750
9.750%	05/17/35(d)	1,875	46,875
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
12.750%	02/17/22(d)		5,195	$129,875
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,000	3,552,093
5.500%	06/27/44		600	434,915
5.625%	01/23/46		13,295	9,628,614
6.500%	03/13/27		1,800	1,678,467
6.500%	06/02/41		19,452	15,014,748
6.950%	01/28/60		750	574,088
7.190%	09/12/24	MXN	3,700	144,510
Gtd. Notes, 144A
6.840%	01/23/30		1,685	1,503,466
Gtd. Notes, MTN
6.750%	09/21/47		4,750	3,653,446
Range Resources Corp.,
Gtd. Notes, 144A
9.250%	02/01/26(a)		2,330	2,393,325
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.250%	04/16/39(a)		950	1,093,787
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		3,600	3,959,747
4.250%	04/16/39		2,300	2,648,116
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25(a)		2,660	2,525,659
6.750%	05/01/23		665	651,440
6.875%	06/30/23		450	441,048
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25		515	553,929
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49		610	556,146
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Sec’d. Notes, 144A
9.750%	06/15/26		300	330,320
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)		1,285	1,278,672
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,792,135
3.700%	09/15/26		3,608	3,877,767
3.700%	03/15/28		4,041	4,289,967
4.500%	03/04/29		3,850	4,311,181
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27(a)		955	970,451
5.875%	06/15/28(a)		375	391,697
8.250%	08/01/23		480	541,195
YPF SA (Argentina),
Sr. Unsec’d. Notes
8.500%	03/23/21		1,520	1,426,664
8.500%	07/28/25		795	572,502

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
8.750%	04/04/24	960	$769,261
			153,774,921
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	645	618,964
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000%/PIK 3.5000% or cash coupon 7.250% and PIK 3.500%
10.000%	04/01/26	122	92,399
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	39	35,113
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25	2,140	1,823,076
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31	400	395,655
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	925	913,556
			3,878,763
Packaging & Containers — 0.1%
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26(a)	1,125	1,178,663
5.375%	01/15/28	2,275	2,394,530
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	118,812
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/26(a)	1,005	1,022,709
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	725	735,939
Mauser Packaging Solutions Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	2,115	1,990,619
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	500	550,959
8.375%	04/15/27	375	411,911
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24(a)	1,051	1,069,935
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33	515	660,665
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27(a)	3,265	3,521,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	925	$957,625
			14,614,102
Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/14/28	12,500	14,856,729
4.875%	11/14/48	5,000	6,330,036
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	5,835	6,354,171
3.800%	03/15/25	3,000	3,322,278
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	3,070	3,372,735
9.250%	04/01/26	1,000	1,099,740
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29	2,250	2,316,017
7.250%	05/30/29	1,680	1,811,285
9.000%	12/15/25	1,890	2,059,749
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	485	516,240
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	8,445	9,218,752
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	6,480	6,988,896
3.363%	06/06/24	3,374	3,648,779
3.700%	06/06/27(a)	10,934	12,395,169
3.794%	05/20/50	2,555	2,849,202
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.250%	08/15/43	5,922	8,460,047
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25(a)	3,410	3,822,426
4.500%	11/15/44	770	839,750
4.900%	09/15/45	3,525	4,153,487
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	575	645,224
4.375%	10/15/28	6,520	7,730,629
4.500%	02/25/26	5,190	6,051,431
4.800%	08/15/38	2,310	2,865,389
Sr. Unsec’d. Notes
2.400%	03/15/30(a)	5,000	5,181,970
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	4,650	4,575,222
2.700%	08/21/40	1,110	1,061,972
3.625%	04/01/27	7,000	7,863,127
4.250%	04/01/50(a)	8,000	9,373,745
5.125%	07/20/45	140	176,651

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28	90	$103,959
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30	450	466,290
3.900%	12/15/24	4,510	4,891,623
4.375%	03/15/26(a)	2,305	2,577,116
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	427	427,273
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.750%	03/01/28	880	922,204
7.125%	01/31/25(a)	2,755	2,894,561
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	580	608,977
			152,832,851
Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,320	1,352,652
3.400%	02/15/31	1,805	1,764,412
4.450%	07/15/27	1,330	1,428,527
5.950%	06/01/26	6,820	7,928,179
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	1,375	1,511,661
3.302%	01/15/35	1,505	1,698,554
3.701%	01/15/39	1,120	1,259,178
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,110	1,234,113
7.000%	06/30/24	3,615	4,162,208
Sr. Sec’d. Notes, 144A
3.700%	11/15/29(a)	3,585	3,718,675
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28(a)	1,605	1,648,831
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	—(rr)	1,090	714,403
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	1,280	1,305,475
8.125%	08/16/30	750	847,882
Gtd. Notes, 144A
6.450%	11/03/36	250	238,011
6.750%	09/15/37	1,035	1,001,344
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	1,375	1,380,908
4.500%	04/15/24	955	1,010,248
4.950%	06/15/28	1,480	1,566,796
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.000%	05/15/50	680	$626,968
5.250%	04/15/29	2,165	2,328,318
5.500%	06/01/27	2,225	2,448,520
5.875%	01/15/24	2,575	2,837,748
6.000%	06/15/48	5,460	5,489,336
6.250%	04/15/49	2,070	2,134,577
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	340	341,702
2.600%	10/15/25	1,050	1,053,425
3.450%	10/15/27(a)	435	444,752
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	1,285	1,449,129
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23	3,673	2,449,015
7.500%	04/15/26	2,392	1,481,258
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25(a)	735	759,569
6.000%	06/01/26(a)	1,040	1,043,957
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	5,460	6,143,884
5.750%	05/15/24	2,660	3,010,505
5.875%	06/30/26	180	212,750
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	630	708,997
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%(ff)	—(rr)	330	41,690
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	1,090	1,024,638
5.500%	01/15/28(a)	1,175	1,063,140
6.000%	03/01/27	990	914,317
7.500%	10/01/25	1,755	1,770,990
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.500%	07/15/27	1,920	2,007,709
6.875%	01/15/29(a)	480	514,590
Gtd. Notes, 144A
5.500%	03/01/30(a)	2,660	2,645,289
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	2,679	2,987,614
4.600%	03/15/48(a)	2,165	2,507,056
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	1,025	1,104,520
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	4,000	4,387,209
3.900%	01/15/25	2,630	2,870,355
4.000%	09/15/25	985	1,091,664

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.300%	03/04/24	415	$453,982
			96,121,230
Real Estate — 0.1%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25	600	594,209
China Overseas Finance Cayman VI Ltd. (China),
Gtd. Notes
5.950%	05/08/24	1,000	1,147,995
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23	1,100	1,130,410
5.400%	05/27/25	4,600	4,955,914
8.000%	01/27/24	650	703,218
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)	2,075	2,152,341
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	1,445	1,439,941
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25(a)	2,110	2,146,988
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23(a)	500	360,558
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
8.500%	06/30/22	600	588,228
Realogy Group LLC/Realogy Co-Issuer Corp.,
Sec’d. Notes, 144A
7.625%	06/15/25	400	418,157
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25	1,600	1,634,271
			17,272,230
Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5,000	4,920,867
2.750%	12/15/29(a)	2,695	2,930,867
3.950%	01/15/27	3,756	4,263,520
American Campus Communities Operating Partnership LP,
Gtd. Notes
2.850%	02/01/30	5,965	6,030,786
3.300%	07/15/26	2,560	2,735,143
3.625%	11/15/27	2,210	2,347,619
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	6,240	6,690,435
3.250%	01/30/31	1,430	1,541,775
3.650%	02/01/26(a)	4,870	5,427,102
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,849	1,942,773
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.850%	02/01/25	665	$712,848
3.900%	03/15/27	6,003	6,305,378
4.050%	07/01/30	770	824,353
4.125%	06/15/26	3,075	3,349,320
4.125%	05/15/29(a)	3,735	4,040,257
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	9,945	10,694,523
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	5,065	5,651,612
3.875%	05/01/24	457	498,588
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24(a)	990	1,003,096
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24(a)	1,700	1,772,542
6.000%	04/15/25	2,155	2,295,387
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
2.050%	03/15/31	1,385	1,368,977
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	520	551,302
3.250%	07/15/26(a)	530	591,333
3.500%	07/15/29	595	663,313
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	143	144,333
4.125%	03/15/28	1,310	1,445,640
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	3,540	3,910,691
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	748,153
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	03/01/24	975	1,001,232
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	1,330	1,334,235
7.500%	06/01/25(a)	1,345	1,433,761
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	1,305	1,273,820
Regency Centers LP,
Gtd. Notes
3.700%	06/15/30	2,560	2,804,009
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)	1,805	1,664,036

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27(a)	505	$513,129
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	3,865	4,135,657
3.168%	04/09/47	5,850	5,920,728
3.448%	03/15/48	4,300	4,531,738
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	07/15/30(a)	2,705	2,716,417
3.300%	01/15/26	940	1,018,001
3.500%	09/01/25(a)	2,305	2,525,947
3.800%	07/15/50(a)	2,820	2,851,636
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21(a)	1,050	1,040,722
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28	4,664	4,864,011
3.950%	08/15/27	6,616	7,054,032
4.600%	02/06/24	8,075	8,682,158
4.875%	06/01/26	1,030	1,148,140
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	515	526,251
			142,442,193
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.750%	04/15/25(a)	295	314,716
Brinker International, Inc.,
Sr. Unsec’d. Notes
3.875%	05/15/23	175	170,874
Burlington Coat Factory Warehouse Corp.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/25	550	579,063
Carvana Co.,
Gtd. Notes, 144A
5.875%	10/01/28	1,710	1,689,702
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	1,100	1,125,691
8.500%	10/30/25	965	1,016,147
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	430	421,815
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30	940	939,079
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24(a)	455	466,518
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
6.694%	01/15/27	240	$240,027
7.500%	06/15/29(a)	485	508,974
Gtd. Notes, 144A
6.625%	10/01/30	1,005	1,025,536
9.375%	07/01/25(a)	3,305	3,792,827
Sr. Sec’d. Notes, 144A
6.875%	07/01/25	460	496,123
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	1,360	1,372,516
8.875%	06/01/25(a)	880	912,613
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	2,360	2,451,650
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.800%	04/15/30(a)	1,480	1,798,563
5.450%	04/15/50	2,385	3,115,973
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26	640	651,798
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26(a)	1,385	1,277,018
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	815	650,895
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,143	1,218,801
6.875%	11/15/37	374	450,564
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	520	560,851
			27,248,334
Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22(a)	985	1,096,005
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)	640	663,768
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	3,260	3,703,797
4.640%	02/06/24	5,940	6,598,408
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.350%	03/01/26	1,660	1,963,296
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25	295	312,096
3.150%	05/01/27	605	654,243

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	850	$903,323
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	2,975	3,096,315
			18,991,251
Software — 0.3%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	769	790,956
6.875%	08/01/25(a)	2,862	2,924,849
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28(a)	1,185	1,198,374
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26(a)	805	852,249
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	1,670	1,783,574
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26	80	83,365
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26(a)	1,195	1,326,471
Granite Merger Sub 2, Inc.,
Gtd. Notes, 144A
11.000%	07/15/27	860	908,498
Logan Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	09/01/27	1,150	1,166,891
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30	350	361,534
4.000%	11/15/29	670	703,492
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27	2,115	2,320,881
2.950%	04/01/30	3,550	3,961,139
3.600%	04/01/50	8,400	9,384,039
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	5,544	5,794,736
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	09/01/25(a)	790	814,549
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24	715	672,640
			35,048,237
Telecommunications — 0.9%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28(a)	2,070	1,971,873
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	5,422	$6,026,203
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,215	2,323,071
8.125%	02/01/27(a)	1,480	1,612,315
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	2,835	2,974,685
2.750%	06/01/31(a)	9,340	9,827,112
3.650%	06/01/51	2,910	2,939,227
4.300%	02/15/30(a)	1,595	1,888,415
4.500%	03/09/48	3,885	4,419,040
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	833,341
British Telecommunications PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	11/08/29(a)	1,595	1,714,322
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,750	1,812,016
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28(a)	820	842,550
8.250%	03/01/27(a)	755	784,967
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,345	1,350,227
Consolidated Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	10/01/28	770	786,184
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	415	421,032
3.663%	05/15/45	4,425	4,736,318
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	1,200	1,141,278
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	4,995	5,398,055
7.625%	06/15/21	715	742,337
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.500%	09/30/22(d)	1,250	1,363,117
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24	535	539,913
Gtd. Notes, 144A
3.625%	01/15/29	940	928,752
4.625%	09/15/27(a)	1,225	1,258,169
Metropolitan Light Co. Ltd. (Hong Kong),
Gtd. Notes
5.500%	11/21/22	405	414,455

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A
5.500%	11/21/22	434	$444,132
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	1,550	1,622,091
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	1,045,070
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,355	1,687,575
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	395	454,274
7.875%	09/15/23	2,490	2,855,678
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,340	1,398,428
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27(a)	1,615	1,626,672
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	4,075	4,255,163
Sr. Sec’d. Notes, 144A
3.750%	04/15/27	7,670	8,585,341
3.875%	04/15/30	6,490	7,405,380
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24	1,300	1,261,250
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	990	1,011,446
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	645	831,994
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.672%	03/15/55(a)	7,500	10,379,600
VF Ukraine PAT via VFU Funding PLC (Ukraine),
Sr. Unsec’d. Notes
6.200%	02/11/25	1,200	1,193,933
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	710	729,785
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	5,800	7,165,584
5.000%	05/30/38	3,040	3,781,899
5.250%	05/30/48	3,500	4,510,390
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	315	310,127
			121,604,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	4,170	$4,422,213
3.550%	11/19/26	1,935	2,055,710
			6,477,923
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35(a)	980	1,218,948
Cargo Aircraft Management, Inc.,
Gtd. Notes, 144A
4.750%	02/01/28(a)	1,010	1,020,131
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50	445	544,551
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	479	583,488
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
4.000%	07/26/22	750	744,662
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	1,225	1,234,049
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27	1,760	1,801,108
			7,146,937
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	1,765	1,773,539
5.250%	11/15/21(a)	1,520	1,535,363
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	3,645	3,721,653
4.125%	07/15/23	2,817	2,978,183
			10,008,738
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30	1,300	1,261,976

Total Corporate Bonds (cost $2,109,788,910)			2,147,461,990
Municipal Bonds — 0.4%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	985,212
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	2,990	5,188,308

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AJ
4.601%	05/15/31	4,900	$5,936,595
			12,110,115
Colorado — 0.0%
Denver City & County School District No. 1,
Taxable, Certificate Participation, Series B
4.242%	12/15/37	1,215	1,473,212
District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs, Series E
5.591%	12/01/34	120	163,309
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	2,065	2,975,025
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, BABs, Series F-1
6.271%	12/01/37	2,630	4,040,706
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,221,902
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,491,302
			10,753,910
North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	5,675	6,985,698
Ohio — 0.0%
JobsOhio Beverage System,
Taxable, Revenue Bonds, Series B
4.532%	01/01/35	2,920	3,688,807
Oregon — 0.0%
State of Oregon,
General Obligation Unlimited, Taxable
5.892%	06/01/27	60	75,936
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, Series B
1.660%	11/15/31	2,400	2,402,784
			2,478,720
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series E, Rfdg.
4.322%	12/01/27	1,188	1,414,754
Texas — 0.1%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.485%	07/01/32(hh)	1,330	1,334,682
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	1,985	$1,976,921
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	3,170	3,293,947
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds, BABs, Series B
5.178%	04/01/30	2,420	3,125,381
Waco Educational Finance Corp.,
Taxable, Revenue Bonds
1.786%	03/01/29	795	789,673
1.886%	03/01/30	890	881,314
2.056%	03/01/31	890	886,520
			12,288,438
Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs, Series B
5.937%	06/15/39	1,920	2,770,579
Virginia — 0.0%
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,961,965
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,290,441
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,191,644
			5,444,050

Total Municipal Bonds (cost $53,514,138)			62,546,617
Residential Mortgage-Backed Securities — 1.4%
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	3,323	3,397,603
Angel Oak Mortgage Trust LLC,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65	3,365	3,384,444
CIM Trust,
Series 2020-INV01, Class A2, 144A
2.500%(cc)	04/25/50	7,765	7,981,570
COLT Mortgage Loan Trust,
Series 2018-04, Class A1, 144A
4.006%(cc)	12/28/48	2,412	2,443,544
Series 2019-03, Class A1, 144A
2.764%(cc)	08/25/49	2,781	2,812,770
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	2,062	2,072,732
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/40	1,676	1,672,110

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Deephaven Residential Mortgage Trust,
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	1,606	$1,635,699
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	2,576	2,584,567
Series 2018-04A, Class A1, 144A
4.080%(cc)	10/25/58	4,954	4,986,930
Series 2019-02A, Class A3, 144A
3.763%(cc)	04/25/59	1,588	1,602,967
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	09/25/29	5,169	5,118,179
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.248%(c)	11/25/29	7,336	7,042,755
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	02/25/30	1,445	1,422,523
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.998%(c)	07/25/30	4,952	4,866,154
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	2	392
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ02, Class M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
2.348%(c)	09/25/24	353	353,172
Series 2015-HQ02, Class M2, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.098%(c)	05/25/25	864	864,350
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	03/25/29	166	166,090
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.348%(c)	10/25/29	477	477,520
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	03/25/30	207	206,335
Series 2018-SPI01, Class M1, 144A
3.721%(cc)	02/25/48	238	239,564
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	02/25/50	1,662	1,658,875
Series 2020-DNA03, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	06/25/50	2,205	2,209,524
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	08/25/50	4,645	4,656,610
Series 2020-HQA04, Class M1, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.452%(c)	09/25/50	2,820	2,826,886
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48	6	$5,881
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
4.003%(cc)	11/25/44	1,499	1,557,005
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	23	23,191
Series 4977, Class IO, IO
4.500%	05/25/50	3,208	498,336
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.592%(cc)	12/25/46	3,114	3,110,241
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	3,407	3,427,483
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	2,046	2,106,540
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	2,948	3,048,901
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	4,425	4,508,406
Government National Mortgage Assoc.,
Series 2011-41, Class AI, IO
4.500%	12/20/39	50	1,574
Series 2012-94, Class BI, IO
4.000%	05/20/37	1,117	47,770
Series 2013-24, Class OI, IO
4.000%	02/20/43	523	75,618
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,344	191,724
Series 2018-08, Class DA
3.000%	11/20/47	1,358	1,434,008
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
2.440%(cc)	07/25/44	185	186,853
Series 2020-INV01, Class A14, 144A
3.000%(cc)	08/25/50	5,822	5,960,148
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A3, 144A
3.999%(cc)	06/25/48	1,350	1,342,778
Series 2019-02, Class A1, 144A
2.702%(cc)	09/25/59	4,742	4,789,545
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	2,967	2,988,383
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	1,862	1,921,421
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	3,305	3,400,591
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
1.005%(c)	08/25/50	1,612	1,605,584

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	2,678	$2,756,859
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	3,090	3,170,112
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	3,805	3,928,582
New Residential Mortgage Loan Trust,
Series 2019-NQM02, Class A1, 144A
3.600%(cc)	04/25/49	1,580	1,598,335
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	3,508	3,549,677
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	2,064	2,074,282
OBX Trust,
Series 2020-EXP03, Class 1A8, 144A
3.000%(cc)	01/25/60^	2,570	2,644,348
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	832	829,623
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.825%(cc)	08/25/47	2,149	2,267,245
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48	762	780,281
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	5,494	5,650,777
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	2,622	2,651,259
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48	5,742	5,938,869
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	5,685	5,775,981
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	2,184	2,237,564
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	3,961	4,019,300
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58	1,769	1,793,321
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	1,123	1,133,916
Series 2018-03, Class A1, 144A
4.108%(cc)	10/25/58	2,533	2,594,702
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58	740	744,975
Series 2019-02, Class A1, 144A
3.211%(cc)	05/25/59	2,824	2,887,726
Series 2019-03, Class A3, 144A
3.040%	07/25/59	1,989	2,018,984
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	2,767	2,839,028
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	3,229	3,309,573
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60		855	$864,798
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60		625	650,337
Vista Point Securitization Trust,
Series 2020-01, Class A1, 144A
1.763%(cc)	03/25/65		2,480	2,493,057
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		8,013	8,018,370
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65		2,085	2,094,640

Total Residential Mortgage-Backed Securities (cost $188,885,055)				190,232,367
Sovereign Bonds — 2.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30		1,280	1,432,251
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes, 144A
3.500%	06/16/27	EUR	315	379,076
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		2,100	1,676,191
9.375%	05/08/48		700	547,482
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		1,000	793,472
9.125%	11/26/49		1,000	780,733
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(c)	07/09/30		10,216	4,247,671
0.125%(c)	07/09/35		14,526	5,450,435
0.125%(c)	01/09/38		14,406	6,195,498
1.000%	07/09/29		2,267	1,032,486
Argentine Republic Government International GDP Linked Bond (Argentina),
Sr. Unsec’d. Notes
3.000%	12/15/35		9,945	29,539
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,000	1,818,141
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		8,835	8,031,639
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28		1,920	2,097,047
7.500%	09/20/47		1,300	1,385,678
Sr. Unsec’d. Notes, 144A
7.375%	05/14/30		310	340,440
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		1,450	1,399,032
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50(a)		1,266	1,303,140

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
4.750%	02/15/29	1,915	$2,291,275
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45	4,535	4,559,365
5.625%	01/07/41	2,640	2,855,528
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50	7,790	8,886,743
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.125%	05/15/51	455	473,113
4.500%	03/15/29	10,715	12,026,142
5.000%	06/15/45	2,345	2,745,437
5.625%	02/26/44	550	683,986
6.125%	01/18/41	1,315	1,688,298
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44	1,715	1,550,646
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.950%	01/25/27	505	541,596
6.000%	07/19/28	445	478,509
6.850%	01/27/45	4,300	4,524,680
7.450%	04/30/44	545	611,803
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	805	799,565
6.400%	06/05/49	500	501,816
6.875%	01/29/26	1,400	1,559,696
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30	3,927	2,666,957
0.500%(cc)	07/31/35	8,405	4,719,079
0.500%(cc)	07/31/40	3,132	1,585,702
5.772%(s)	07/31/30	847	394,806
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28	1,700	1,682,812
7.903%	02/21/48	720	664,879
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50	430	426,411
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29	2,635	2,704,231
8.500%	01/31/47	3,995	3,867,529
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47	6,080	5,886,002
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	1,085	953,462
7.650%	06/15/35	500	432,518
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	615	532,650
8.625%	02/28/29	4,355	4,156,379
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	500	526,726
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30	4,500	4,526,178
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		2,810	$2,878,802
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27		7,375	6,656,883
8.125%	01/18/26		4,445	4,459,350
8.750%	03/11/61		750	634,609
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		306	280,467
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.125%	06/01/50		205	244,827
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30		3,635	3,821,979
4.350%	01/11/48		1,100	1,269,772
4.750%	02/11/29		1,175	1,394,324
8.500%	10/12/35		425	680,213
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		3,445	3,565,905
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		4,325	4,826,737
4.625%	04/15/43		3,700	4,340,227
5.250%	01/17/42		2,600	3,293,195
Indonesia Treasury Bond (Indonesia),
Bonds, Series 071
9.000%	03/15/29	IDR	15,000,000	1,136,556
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		1,920	2,121,047
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		705	654,705
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		2,725	3,450,700
8.000%	03/15/39		2,200	2,854,115
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.969%	10/29/29		1,600	1,700,044
Lao International Bond (Laos Democratic Republic),
Sr. Unsec’d. Notes, 144A
6.875%	06/30/21		800	661,726
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23(d)		7,285	1,208,924
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	21,000	1,122,004
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23		600	616,416
Sr. Unsec’d. Notes, 144A
5.125%	04/07/26		1,080	1,088,574

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22		2,245	$2,290,036
8.750%	03/09/24		1,600	1,794,231
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30		3,100	2,955,864
7.875%	02/16/32		700	669,699
8.747%	01/21/31		500	512,259
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		1,040	992,002
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		2,000	1,907,696
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		4,050	3,715,594
5.375%	03/08/27		3,650	3,350,315
5.625%	01/17/28		600	552,821
6.500%	03/08/47		1,930	1,582,476
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,000	917,431
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		6,090	6,625,401
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27		1,235	1,399,483
5.400%	03/30/50		1,810	2,198,792
5.600%	03/13/48		400	492,357
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		370	428,230
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.150%	03/29/27		2,300	2,588,163
4.550%	03/29/26		11,105	12,763,065
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50		200	213,671
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29		3,900	4,504,919
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.844%	06/20/30		4,540	4,939,956
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,828,895
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		7,495	7,648,210
Provincia de Buenos Aires/Government Bonds (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor 15.000%)
33.482%(c)	05/31/22	ARS	16,651	103,309
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		900	1,161,790
4.817%	03/14/49		1,000	1,347,774
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,356,638
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
4.400%	04/16/50	1,160	$1,497,418
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	5,205	4,859,212
4.850%	09/27/27	895	883,101
4.850%	09/30/29	9,925	9,493,424
5.375%	07/24/44	800	680,210
5.650%	09/27/47	2,850	2,426,548
6.250%	03/08/41	2,150	2,068,202
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	02/20/24	2,810	2,957,603
5.375%	02/20/29	645	720,163
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29	2,000	2,233,063
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31	812	834,467
4.000%	02/14/51	640	661,770
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29	5,600	6,443,285
5.250%	06/23/47	2,200	2,921,315
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60	635	788,672
Sr. Unsec’d. Notes, EMTN
2.750%	02/03/32	3,800	3,957,108
3.250%	10/26/26	1,900	2,068,663
3.750%	01/21/55	1,220	1,323,244
5.000%	04/17/49	2,300	2,981,728
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33	2,300	2,270,668
Unsec’d. Notes, 144A
6.250%	05/23/33	1,350	1,332,783
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22	2,800	2,309,985
6.125%	06/03/25	2,560	1,804,742
6.200%	05/11/27	680	462,453
6.250%	07/27/21	4,700	4,112,485
6.825%	07/18/26	1,450	1,020,281
6.850%	11/03/25	460	327,123
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26	1,000	703,642
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30	1,335	1,313,875
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	800	721,217
4.875%	10/09/26	3,365	3,080,324
4.875%	04/16/43	1,995	1,487,516
5.125%	02/17/28	3,000	2,734,032
6.000%	03/25/27	9,135	8,754,606
6.000%	01/14/41	3,400	2,827,574

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
6.875%	03/17/36	450	$422,774
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/23	700	712,256
7.750%	09/01/24	480	481,815
7.750%	09/01/25	3,280	3,287,807
7.750%	09/01/27	6,520	6,469,243
9.750%	11/01/28	3,500	3,790,514
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40	515	466,619
9.750%	11/01/28	3,330	3,606,403
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	701	834,450
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	355,981
7.750%	10/13/20(d)	5,500	412,500
9.250%	09/15/27(d)	2,200	172,022
11.750%	10/21/26(d)	2,250	176,317
11.950%	08/05/31(d)	1,200	95,412
12.750%	08/23/22(d)	3,025	236,957
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	3,850	4,320,942
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,469,110

Total Sovereign Bonds (cost $366,158,189)			361,621,272
U.S. Government Agency Obligations — 8.0%
Federal Home Loan Mortgage Corp.
3.000%	05/01/30	1,539	1,617,251
3.000%	11/01/42	38	41,755
3.000%	01/01/43	46	49,697
3.000%	02/01/43	20	22,020
3.000%	02/01/43	37	40,180
3.000%	02/01/43	137	148,753
3.000%	03/01/43	131	140,669
3.000%	03/01/45	32	34,647
3.000%	04/01/45	164	175,472
3.000%	06/01/45	48	50,189
3.000%	06/01/45	241	257,303
3.000%	07/01/45	171	182,805
3.000%	02/01/47	1,360	1,426,296
3.000%	09/01/49	1,703	1,853,733
3.000%	06/01/50	1,065	1,116,237
3.500%	05/01/31	3,198	3,481,726
3.500%	06/01/33	3,555	3,775,583
3.500%	04/01/42	28	30,605
3.500%	04/01/42	308	343,198
3.500%	08/01/42	72	77,890
3.500%	08/01/42	83	89,338
3.500%	08/01/42	396	428,999
3.500%	09/01/42	13	14,305
3.500%	09/01/42	90	97,238
3.500%	09/01/42	620	666,741
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	10/01/42	10	$10,925
3.500%	10/01/42	116	126,825
3.500%	11/01/42	56	60,680
3.500%	12/01/42	645	699,518
3.500%	01/01/43	593	641,575
3.500%	04/01/43	21	23,087
3.500%	04/01/43	80	86,704
3.500%	04/01/43	542	587,518
3.500%	05/01/43	1,487	1,613,087
3.500%	10/01/43	172	186,143
3.500%	01/01/44	590	639,528
3.500%	03/01/44	1,018	1,105,515
3.500%	05/01/45	501	541,256
3.500%	06/01/45	99	107,635
3.500%	06/01/45	615	665,436
3.500%	03/01/46	1,150	1,256,292
3.500%	01/01/48	9,263	9,848,557
3.500%	03/01/48	3,746	4,031,932
3.500%	01/01/50	3,835	4,110,694
4.000%	06/01/33	315	343,689
4.000%	10/01/40	8	9,308
4.000%	10/01/40	18	19,232
4.000%	10/01/40	27	29,354
4.000%	11/01/40	18	20,375
4.000%	12/01/40	6	6,671
4.000%	12/01/40	430	473,731
4.000%	12/01/40	865	961,000
4.000%	12/01/40	1,295	1,429,524
4.000%	02/01/41	258	282,086
4.000%	04/01/41	1,728	1,905,219
4.000%	10/01/41	125	138,060
4.000%	10/01/41	331	364,480
4.000%	12/01/41	222	241,988
4.000%	03/01/42	20	21,786
4.000%	04/01/42	29	32,767
4.000%	04/01/42	56	62,027
4.000%	04/01/42	157	174,731
4.000%	05/01/43	185	204,781
4.000%	01/01/46	5,798	6,389,082
4.000%	01/01/50	7,281	7,759,873
4.000%	02/01/50	10,564	11,320,433
4.500%	09/01/23	60	63,764
4.500%	05/01/39	115	129,771
4.500%	06/01/39	70	79,955
4.500%	08/01/39	584	655,291
4.500%	10/01/39	12	14,025
4.500%	10/01/39	42	47,796
4.500%	10/01/39	807	905,605
4.500%	10/01/39	812	912,606
4.500%	12/01/39	56	62,659
4.500%	03/01/40	130	146,377
4.500%	05/01/40	56	62,742
4.500%	08/01/40	198	222,650
4.500%	10/01/40	150	168,698
4.500%	02/01/41	21	23,823
4.500%	02/01/41	33	37,217
4.500%	02/01/41	37	41,672

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/41	61	$68,357
4.500%	03/01/41	99	111,873
4.500%	04/01/41	160	179,539
4.500%	04/01/41	432	485,709
4.500%	10/01/41	1,325	1,487,496
4.500%	02/01/44	46	50,798
4.500%	03/01/44	9	9,998
4.500%	03/01/44	45	50,781
4.500%	03/01/44	57	64,235
4.500%	07/01/45	4,486	5,044,891
4.500%	05/01/50	675	733,215
5.000%	06/01/23	25	26,234
5.000%	07/01/25	—(r)	121
5.000%	07/01/33	1	883
5.000%	11/01/33	4	4,008
5.000%	11/01/33	5	5,122
5.000%	11/01/33	6	6,821
5.000%	11/01/33	9	10,580
5.000%	07/01/35	1,389	1,598,264
5.000%	11/01/35	188	216,984
5.000%	12/01/35	2	2,777
5.000%	04/01/40	13	14,458
5.000%	04/01/40	94	107,825
5.000%	06/01/40	98	113,568
5.000%	07/01/40	10	11,278
5.000%	07/01/40	77	88,677
5.000%	08/01/40	50	57,160
5.000%	08/01/40	129	148,490
5.000%	08/01/40	409	470,199
5.000%	06/01/41	193	223,253
5.000%	07/01/41	23	26,239
5.000%	07/01/41	51	57,062
5.000%	07/01/41	60	69,182
5.000%	07/01/41	68	77,468
5.500%	03/01/34	48	56,783
5.500%	07/01/35	33	38,310
5.500%	01/01/38	903	1,064,063
5.500%	06/01/41	336	390,168
6.000%	10/01/32	—(r)	285
6.000%	03/01/33	10	11,790
6.000%	12/01/33	21	24,294
6.000%	12/01/33	276	324,711
6.000%	06/01/37	2	2,105
6.000%	07/01/38	6	6,965
6.000%	08/01/38	11	13,080
6.500%	08/01/36	17	19,243
6.500%	09/01/39	44	50,757
7.000%	06/01/32	1	989
7.000%	06/01/32	1	1,345
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250% (Cap 11.257%, Floor 2.250%)
3.146%(c)	10/01/36	2	2,068
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.303%, Floor 1.625%)
3.470%(c)	04/01/37	45	47,104
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.793%, Floor 1.725%)
2.725%(c)	07/01/35	1	$1,287
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.141%, Floor 1.733%)
3.733%(c)	02/01/37	22	23,343
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.746% (Cap 10.600%, Floor 1.746%)
3.746%(c)	02/01/37	8	8,668
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 9.863%, Floor 1.750%)
3.750%(c)	02/01/35	20	20,728
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.660%, Floor 1.785%)
4.035%(c)	09/01/32	—(r)	340
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.808% (Cap 9.941%, Floor 1.808%)
3.685%(c)	03/01/36	6	6,236
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.831% (Cap 10.907%, Floor 1.831%)
3.880%(c)	01/01/37	6	6,289
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.865% (Cap 10.457%, Floor 1.865%)
3.864%(c)	02/01/37	10	10,442
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.029% (Cap 11.126%, Floor 2.029%)
4.049%(c)	11/01/36	4	4,125
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.057% (Cap 11.064%, Floor 2.057%)
4.121%(c)	12/01/36	1	1,387
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.191% (Cap 10.842%, Floor 2.191%)
4.191%(c)	02/01/37	8	8,977
Federal National Mortgage Assoc.
2.000%	TBA	65,270	67,472,862
2.500%	TBA	3,570	3,727,303
2.500%	TBA	56,840	59,615,390
2.500%	11/01/29	20	21,046
2.500%	01/01/31	216	228,477
2.500%	11/01/34	6,780	7,263,105
3.000%	TBA	92,685	97,091,158
3.000%	01/01/27	332	352,509
3.000%	06/01/28	3,764	3,952,380
3.000%	11/01/28	774	826,740
3.000%	02/01/29	777	816,248
3.000%	06/01/33	34	35,689
3.000%	05/01/35	26,526	28,578,512
3.000%	01/01/40	6,369	6,804,947
3.000%	04/01/40	10,247	10,947,481
3.000%	09/01/42	459	495,988
3.000%	10/01/42	418	454,818
3.000%	10/01/42	1,159	1,258,376
3.000%	11/01/42	225	242,713
3.000%	11/01/42	267	290,213
3.000%	02/01/43	9	10,209
3.000%	02/01/43	11	11,932
3.000%	02/01/43	25	27,251

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/43	39	$42,240
3.000%	02/01/43	44	47,489
3.000%	02/01/43	185	201,874
3.000%	04/01/43	15	15,858
3.000%	04/01/43	5,136	5,509,348
3.000%	05/01/43	35	37,648
3.000%	05/01/43	87	93,150
3.000%	05/01/43	137	145,749
3.000%	05/01/43	999	1,061,018
3.000%	07/01/43	253	270,623
3.000%	08/01/43	99	105,832
3.000%	08/01/43	637	670,569
3.000%	09/01/43	986	1,074,319
3.000%	02/01/44	183	192,602
3.000%	12/01/44	13	14,472
3.000%	05/01/45	257	275,765
3.000%	08/01/45	667	714,911
3.000%	05/01/46	21,624	23,336,293
3.000%	08/01/46	516	543,336
3.000%	10/01/46	341	359,514
3.000%	11/01/46	231	249,164
3.000%	11/01/46	700	755,899
3.000%	11/01/46	1,026	1,106,740
3.000%	11/01/46	1,651	1,782,049
3.000%	11/01/46	26,559	27,917,986
3.000%	12/01/46	1,010	1,089,808
3.000%	02/01/47	3,687	3,925,862
3.000%	06/01/47	1,862	2,026,734
3.000%	08/01/49	1,521	1,655,787
3.000%	12/01/49	21,183	22,388,100
3.000%	03/01/50	7,627	8,158,773
3.000%	05/01/50	32,151	34,198,360
3.500%	TBA	42,397	44,697,368
3.500%	07/01/30	79	86,036
3.500%	08/01/30	411	447,712
3.500%	04/01/31	4,093	4,344,462
3.500%	12/01/33	7,432	7,903,427
3.500%	01/01/34	11	12,064
3.500%	01/01/34	27	29,607
3.500%	01/01/34	52	56,275
3.500%	01/01/34	75	81,267
3.500%	05/01/34	2,183	2,382,706
3.500%	02/01/35	239	256,909
3.500%	12/01/41	143	158,867
3.500%	06/01/42	307	332,891
3.500%	06/01/42	510	553,638
3.500%	07/01/42	394	427,148
3.500%	08/01/42	818	888,364
3.500%	09/01/42	1,235	1,340,611
3.500%	10/01/42	1,223	1,328,104
3.500%	11/01/42	194	210,977
3.500%	01/01/43	202	219,313
3.500%	01/01/43	1,138	1,236,354
3.500%	04/01/43	171	185,334
3.500%	05/01/43	1,625	1,774,252
3.500%	06/01/43	575	635,323
3.500%	06/01/43	654	708,055
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/43	128	$138,779
3.500%	07/01/43	193	209,033
3.500%	07/01/43	270	292,497
3.500%	07/01/43	394	426,162
3.500%	07/01/43	761	841,307
3.500%	08/01/43	205	221,321
3.500%	08/01/43	212	231,360
3.500%	03/01/44	897	998,011
3.500%	07/01/44	494	534,240
3.500%	11/01/45	97	104,776
3.500%	12/01/45	4,157	4,450,702
3.500%	12/01/45	16,173	17,255,021
3.500%	01/01/46	957	1,044,470
3.500%	01/01/46	1,301	1,419,203
3.500%	05/01/46	425	461,311
3.500%	06/01/46	1,359	1,502,563
3.500%	11/01/47	8,229	8,700,178
3.500%	01/01/48	7,296	7,713,120
3.500%	06/01/49	14,274	15,766,377
3.500%	08/01/49	481	506,483
3.500%	10/01/49	939	989,159
3.500%	10/01/49	1,924	2,026,973
3.500%	02/01/50	17,627	18,589,708
3.500%	05/01/50	8,949	9,448,614
3.500%	07/01/50	6,016	6,419,063
4.000%	TBA	43,930	46,847,227
4.000%	11/01/40	1,115	1,224,118
4.000%	12/01/40	1,259	1,386,854
4.000%	01/01/41	133	145,665
4.000%	01/01/41	807	888,989
4.000%	02/01/41	153	168,352
4.000%	02/01/41	494	544,973
4.000%	03/01/41	1,229	1,354,464
4.000%	04/01/41	440	484,279
4.000%	10/01/41	465	510,899
4.000%	11/01/41	403	442,662
4.000%	01/01/42	558	612,316
4.000%	01/01/42	779	857,953
4.000%	02/01/42	55	60,876
4.000%	02/01/42	463	510,833
4.000%	02/01/42	609	671,712
4.000%	08/01/42	1,548	1,706,603
4.000%	05/01/45	316	346,560
4.000%	06/01/45	593	647,845
4.000%	07/01/45	202	221,025
4.000%	09/01/45	387	420,028
4.000%	10/01/45	23,507	25,846,443
4.000%	12/01/45	664	716,915
4.000%	09/01/46	286	311,169
4.000%	06/01/47	14,263	15,315,758
4.000%	08/01/47	3,817	4,136,846
4.000%	10/01/48	3,621	4,022,863
4.000%	12/01/49	454	484,440
4.500%	TBA	24,455	26,454,387
4.500%	11/01/20	—(r)	2
4.500%	04/01/23	32	33,428
4.500%	12/01/23	1	551

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/24	14	$14,433
4.500%	04/01/26	57	60,198
4.500%	04/01/26	266	282,246
4.500%	07/01/26	27	28,492
4.500%	10/01/26	104	109,942
4.500%	01/01/27	426	452,522
4.500%	09/01/39	498	558,749
4.500%	12/01/39	663	743,302
4.500%	12/01/39	1,231	1,374,583
4.500%	04/01/40	914	1,027,173
4.500%	07/01/40	85	95,161
4.500%	09/01/40	1,269	1,423,914
4.500%	11/01/40	1,787	2,010,220
4.500%	12/01/40	149	166,396
4.500%	12/01/40	862	970,543
4.500%	02/01/41	184	207,254
4.500%	02/01/41	283	318,028
4.500%	02/01/41	511	575,015
4.500%	04/01/41	1,460	1,641,042
4.500%	05/01/41	38	43,132
4.500%	05/01/41	1,487	1,673,123
4.500%	06/01/41	113	124,303
4.500%	06/01/41	128	143,230
4.500%	08/01/41	36	40,268
4.500%	10/01/41	17	19,064
4.500%	10/01/41	20	21,981
4.500%	11/01/41	20	22,743
4.500%	11/01/41	442	494,252
4.500%	04/01/42	205	229,676
4.500%	08/01/42	48	54,148
4.500%	09/01/42	41	46,281
4.500%	09/01/42	65	72,937
4.500%	09/01/42	123	138,550
4.500%	10/01/42	300	336,630
4.500%	09/01/43	106	118,740
4.500%	11/01/43	68	76,499
4.500%	06/01/44	93	104,080
4.500%	10/01/44	158	175,418
4.500%	02/01/45	64	71,135
4.500%	02/01/45	148	165,284
4.500%	03/01/46	2,767	3,106,280
4.500%	11/01/47	3,424	3,787,142
4.500%	08/01/48	809	874,711
4.500%	12/01/48	3,608	3,898,947
4.500%	05/01/49	5,649	6,108,936
4.500%	09/01/49	9,126	10,153,478
4.500%	01/01/50	582	629,774
4.500%	05/01/50	597	650,689
5.000%	TBA	7,150	7,834,557
5.000%	12/01/20	—(r)	85
5.000%	02/01/21	—(r)	376
5.000%	06/01/23	1	1,463
5.000%	09/01/23	307	335,643
5.000%	01/01/24	39	41,257
5.000%	06/01/24	23	23,831
5.000%	09/01/25	27	28,793
5.000%	04/01/34	10	11,967
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/34	11	$12,623
5.000%	03/01/35	464	533,102
5.000%	04/01/35	51	58,741
5.000%	04/01/35	540	621,020
5.000%	05/01/35	63	72,674
5.000%	06/01/35	16	18,937
5.000%	06/01/35	29	33,428
5.000%	06/01/35	64	73,730
5.000%	09/01/35	39	45,323
5.000%	10/01/35	77	89,171
5.000%	10/01/35	435	499,734
5.000%	03/01/36	150	172,345
5.000%	12/01/36	13	15,363
5.000%	12/01/36	615	707,856
5.000%	07/01/37	10	11,932
5.000%	07/01/37	1,558	1,788,688
5.000%	02/01/38	56	63,840
5.000%	05/01/38	355	408,802
5.000%	06/01/39	44	51,024
5.000%	06/01/40	189	215,975
5.000%	06/01/40	206	237,329
5.000%	08/01/40	360	415,064
5.000%	04/01/41	705	809,374
5.000%	06/01/41	30	34,625
5.000%	06/01/41	134	154,295
5.000%	08/01/41	46	50,683
5.000%	09/01/41	343	394,094
5.000%	01/01/42	406	466,467
5.000%	02/01/42	118	135,211
5.000%	05/01/42	229	262,392
5.000%	07/01/42	536	616,248
5.000%	11/01/44	911	1,045,618
5.000%	07/01/45	1,959	2,210,638
5.000%	12/01/47	3,330	3,789,821
5.500%	08/01/21	1	505
5.500%	09/01/21	—(r)	343
5.500%	09/01/21	—(r)	432
5.500%	09/01/21	1	1,026
5.500%	11/01/21	4	4,209
5.500%	03/01/22	2	1,624
5.500%	05/01/22	—(r)	151
5.500%	07/01/22	—(r)	280
5.500%	07/01/22	1	842
5.500%	08/01/22	4	4,067
5.500%	01/01/23	47	48,405
5.500%	09/01/34	192	225,482
5.500%	11/01/34	15	17,734
5.500%	12/01/34	61	72,120
5.500%	04/01/35	38	44,342
5.500%	11/01/35	186	219,047
5.500%	12/01/35	49	58,007
5.500%	01/01/36	7	8,306
5.500%	01/01/36	49	57,704
5.500%	03/01/36	7	7,960
5.500%	03/01/36	11	12,462
5.500%	05/01/36	239	281,407
5.500%	05/01/36	474	554,316

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	07/01/36	1,004	$1,182,241
5.500%	11/01/36	4	4,971
5.500%	08/01/37	11	13,295
5.500%	08/01/37	72	84,392
5.500%	08/01/37	299	350,891
5.500%	08/01/37	557	655,836
5.500%	09/01/37	189	219,796
5.500%	02/01/38	74	87,012
5.500%	02/01/38	476	559,176
5.500%	09/01/38	274	322,146
5.500%	04/01/39	145	168,756
5.500%	05/01/39	159	184,151
5.500%	03/01/40	300	353,323
5.500%	09/01/41	2	2,894
5.500%	09/01/41	457	530,500
6.000%	04/01/21	—(r)	336
6.000%	07/01/21	—(r)	17
6.000%	11/01/32	11	13,284
6.000%	03/01/33	12	14,149
6.000%	04/01/33	12	14,250
6.000%	02/01/34	118	138,912
6.000%	08/01/34	9	11,090
6.000%	11/01/34	8	9,013
6.000%	11/01/34	501	593,276
6.000%	11/01/35	83	98,196
6.000%	12/01/35	17	20,589
6.000%	02/01/36	605	717,287
6.000%	04/01/36	—(r)	59
6.000%	05/01/36	174	206,514
6.000%	05/01/36	196	232,000
6.000%	06/01/36	20	23,648
6.000%	09/01/36	22	25,903
6.000%	09/01/36	1,337	1,581,993
6.000%	11/01/36	41	48,439
6.000%	12/01/36	4	4,580
6.000%	01/01/37	—(r)	150
6.000%	01/01/37	17	20,058
6.000%	02/01/37	12	14,228
6.000%	02/01/37	157	185,431
6.000%	03/01/37	69	81,424
6.000%	03/01/37	441	522,228
6.000%	03/01/37	1,000	1,183,657
6.000%	05/01/37	—(r)	328
6.000%	05/01/37	8	10,028
6.000%	06/01/37	21	24,005
6.000%	08/01/37	151	178,896
6.000%	08/01/37	843	997,812
6.000%	10/01/37	17	18,717
6.000%	02/01/38	70	81,674
6.000%	03/01/38	567	669,599
6.000%	04/01/38	23	27,499
6.000%	05/01/38	151	177,681
6.000%	08/01/38	15	17,841
6.000%	09/01/38	32	37,371
6.000%	10/01/38	123	145,044
6.000%	12/01/38	5	6,399
6.000%	04/01/39	10	11,544
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	06/01/39	189	$222,091
6.000%	09/01/39	655	770,548
6.000%	10/01/39	198	234,010
6.000%	02/01/40	92	108,021
6.000%	10/01/40	188	220,622
6.500%	07/01/32	7	7,876
6.500%	07/01/32	46	54,752
6.500%	07/01/32	78	91,626
6.500%	12/01/32	7	8,054
6.500%	12/01/32	20	23,453
6.500%	07/01/35	23	27,103
6.500%	12/01/35	206	244,523
6.500%	07/01/36	3	3,927
6.500%	07/01/36	749	874,516
6.500%	08/01/36	35	40,309
6.500%	08/01/36	137	163,389
6.500%	08/01/36	167	199,865
6.500%	09/01/36	83	96,530
6.500%	09/01/36	328	396,694
6.500%	10/01/36	10	11,280
6.500%	10/01/36	164	191,802
6.500%	11/01/36	5	5,460
6.500%	12/01/36	4	4,363
6.500%	08/01/37	13	14,926
6.500%	10/01/37	4	5,050
6.500%	10/01/37	113	132,876
6.500%	08/01/38	57	66,799
6.500%	06/01/39	39	45,396
6.500%	10/01/39	190	222,358
6.500%	05/01/40	190	228,290
6.500%	05/01/40	220	253,017
7.000%	01/01/31	—(r)	182
7.000%	04/01/32	—(r)	195
7.000%	04/01/37	27	29,404
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
3.340%(c)	12/01/35	3	2,935
Federal National Mortgage Assoc., 12 Month LIBOR + 1.569% (Cap 10.469%, Floor 1.569%)
3.230%(c)	12/01/35	9	9,487
Federal National Mortgage Assoc., 12 Month LIBOR + 1.626% (Cap 9.709%, Floor 1.626%)
2.632%(c)	07/01/35	5	4,778
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.965%, Floor 1.655%)
2.577%(c)	08/01/37	4	4,057
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.686%, Floor 1.700%)
3.575%(c)	11/01/37	36	37,583
Federal National Mortgage Assoc., 12 Month LIBOR + 1.888% (Cap 11.051%, Floor 1.888%)
2.637%(c)	08/01/36	7	7,337
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
3.852%(c)	12/01/35	3	2,607
Government National Mortgage Assoc.
2.000%	TBA	11,645	12,096,244

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/15/42	57	$59,698
3.000%	12/15/42	16	17,533
3.000%	05/15/43	44	46,785
3.000%	06/15/43	6	6,589
3.000%	07/15/43	103	107,814
3.000%	08/20/43	1,231	1,297,689
3.000%	09/20/43	1,191	1,256,246
3.000%	01/20/44	116	121,805
3.000%	02/20/44	340	358,526
3.000%	05/20/46	153	166,223
3.000%	05/20/46	340	373,838
3.000%	05/20/46	1,323	1,399,035
3.000%	06/20/46	737	788,620
3.000%	07/20/46	197	214,461
3.000%	07/20/46	350	384,898
3.000%	07/20/46	496	535,046
3.000%	07/20/46	617	652,282
3.000%	07/20/46	627	682,385
3.000%	07/20/46	940	1,015,090
3.000%	07/20/46	1,017	1,106,292
3.000%	08/20/46	297	321,593
3.000%	08/20/46	438	480,022
3.000%	08/20/46	465	510,902
3.000%	09/20/46	242	261,717
3.000%	09/20/46	294	321,814
3.000%	09/20/46	11,086	11,728,220
3.000%	10/20/46	10,819	11,406,393
3.000%	08/20/49	2,214	2,273,351
3.000%	09/20/49	7,932	8,145,841
3.000%	10/20/49	5,099	5,197,634
3.000%	01/20/50	147	150,586
3.000%	05/20/50	3,563	3,652,098
3.000%	07/20/50	1,768	1,813,018
3.500%	05/20/42	39	42,127
3.500%	08/20/42	962	1,044,481
3.500%	11/20/42	24	25,731
3.500%	12/20/42	478	518,664
3.500%	03/20/43	1,231	1,345,753
3.500%	04/20/43	48	51,869
3.500%	08/20/43	38	41,105
3.500%	11/15/43	1,280	1,418,510
3.500%	10/20/44	191	206,772
3.500%	02/15/45	221	236,955
3.500%	02/20/45	547	600,522
3.500%	04/20/45	105	114,956
3.500%	05/20/45	169	185,887
3.500%	05/20/45	363	396,289
3.500%	01/20/46	111	119,311
3.500%	05/20/46	16	17,378
3.500%	05/20/46	41	44,778
3.500%	05/20/46	172	187,510
3.500%	06/20/46	181	199,275
3.500%	06/20/46	2,746	2,959,264
3.500%	10/20/46	14,752	15,779,032
3.500%	12/20/47	8,564	9,126,802
3.500%	02/20/48	230	251,094
3.500%	03/20/50	5,241	5,668,982
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/20/50	11,357	$12,433,547
4.000%	TBA	5,085	5,402,812
4.000%	09/20/25	42	44,801
4.000%	11/20/25	83	87,367
4.000%	01/20/26	25	26,869
4.000%	02/20/41	86	94,461
4.000%	05/20/41	813	894,806
4.000%	10/15/41	28	30,853
4.000%	10/15/41	134	150,619
4.000%	10/15/41	157	176,477
4.000%	10/20/41	792	871,083
4.000%	11/20/41	156	172,092
4.000%	12/20/41	75	82,991
4.000%	09/20/42	73	80,018
4.000%	11/20/42	62	68,565
4.000%	03/20/45	18,078	19,571,531
4.000%	09/20/47	2,844	3,052,292
4.000%	01/20/48	1,180	1,298,206
4.500%	05/15/39	11	12,066
4.500%	11/20/39	108	119,428
4.500%	02/20/40	938	1,041,499
4.500%	05/20/40	808	896,898
4.500%	06/15/40	6	7,039
4.500%	06/15/40	45	50,061
4.500%	06/15/40	127	141,000
4.500%	07/15/40	23	25,224
4.500%	08/15/40	61	67,174
4.500%	09/15/40	166	184,636
4.500%	09/20/40	447	496,288
4.500%	11/20/40	234	259,317
4.500%	02/20/41	1,028	1,155,565
4.500%	03/15/41	176	195,244
4.500%	03/20/41	1,171	1,299,614
4.500%	05/20/41	63	70,188
4.500%	07/20/41	141	156,119
4.500%	09/15/45	614	683,146
4.500%	01/20/46	569	631,313
4.500%	07/20/46	257	285,212
4.500%	08/20/46	403	447,929
4.500%	09/20/46	303	333,614
4.500%	01/20/47	917	1,009,057
4.500%	06/20/48	1,270	1,371,508
4.500%	01/20/49	910	977,351
4.500%	03/20/49	3,059	3,287,868
4.500%	12/20/49	4,596	4,922,372
5.000%	03/20/34	1	1,066
5.000%	07/20/39	164	187,276
5.000%	08/15/39	14	16,084
5.000%	09/15/39	126	143,326
5.000%	10/15/39	24	27,953
5.000%	10/15/39	113	127,219
5.000%	10/20/39	8	9,228
5.000%	02/15/40	238	272,811
5.000%	02/15/40	238	272,811
5.000%	04/15/40	115	129,580
5.000%	05/20/40	658	750,772
5.000%	06/15/40	113	128,200

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	06/20/40	463	$528,611
5.000%	07/15/40	12	13,572
5.000%	08/15/40	22	25,478
5.000%	08/20/40	350	399,563
5.000%	09/15/40	19	21,104
5.000%	09/15/40	20	22,469
5.000%	09/20/40	234	266,570
5.000%	03/20/41	467	533,087
5.000%	08/20/41	520	593,995
5.000%	06/20/47	844	934,441
5.000%	06/20/48	654	712,906
5.000%	09/20/48	4,107	4,473,400
5.000%	12/20/48	3,895	4,233,089
5.000%	06/20/49	7,416	8,063,772
5.500%	10/20/32	2	1,846
5.500%	03/20/34	5	6,196
5.500%	01/20/36	1,040	1,233,963
5.500%	12/20/48	1,369	1,500,015
5.500%	01/20/49	452	496,529
5.500%	03/20/49	1,152	1,262,868
6.000%	12/20/38	1,561	1,794,763
6.500%	09/20/32	4	4,422
6.500%	12/20/33	2	2,099
8.000%	09/15/22	—(r)	146
8.000%	07/15/23	—(r)	107
8.500%	06/15/26	1	1,246

Total U.S. Government Agency Obligations (cost $1,112,673,499)			1,123,297,773
U.S. Treasury Obligations — 1.8%
U.S. Treasury Bonds
2.500%	02/15/46	2,715	3,352,177
2.750%	08/15/47(k)	4,965	6,444,415
2.875%	08/15/45(k)	17,245	22,658,313
2.875%	11/15/46(k)	15,560	20,565,944
3.000%	05/15/47	5,190	7,031,639
3.000%	02/15/49(a)	22,000	30,074,688
4.375%	11/15/39	3,575	5,584,262
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/22	49	50,381
0.125%	04/15/25	119	126,914
0.125%	07/15/30	44	48,497
0.250%	02/15/50	27	31,337
0.625%	01/15/24	56	59,339
U.S. Treasury Notes
0.125%	06/30/22	6,400	6,399,250
0.375%	03/31/22	2,595	2,604,224
0.375%	04/30/25(a)	29,700	29,869,383
0.625%	05/15/30(a)	4,640	4,623,325
0.625%	08/15/30(a)	47,200	46,927,125
1.125%	02/28/22(k)	5,965	6,048,650
1.125%	02/28/25(a)	11,500	11,948,320
1.500%	02/15/30(a)	5,365	5,786,655
1.625%	02/15/26(a)(k)	30,400	32,513,750
2.125%	03/31/24	10,000	10,675,781
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.250%	12/31/24	5,000	$5,426,563

Total U.S. Treasury Obligations (cost $246,402,866)			258,850,932

Total Long-Term Investments (cost $10,620,616,096)			12,287,609,245

	Shares
Short-Term Investments — 20.3%
Affiliated Mutual Funds — 19.5%
PGIM Core Ultra Short Bond Fund(w)	1,891,788,115	1,891,788,115
PGIM Institutional Money Market Fund (cost $831,259,590; includes $831,056,073 of cash collateral for securities on loan)(b)(w)	831,369,744	831,203,470

Total Affiliated Mutual Funds (cost $2,723,047,705)		2,722,991,585

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.8%
U.S. Treasury Bills
0.083%	10/29/20	34	34,297
0.087%	02/25/21(h)(k)	18,257	18,249,570
0.121%	03/25/21(k)	88,189	88,146,407

Total U.S. Treasury Obligations (cost $106,421,932)				106,430,274

Total Short-Term Investments (cost $2,829,469,637)				2,829,421,859

TOTAL INVESTMENTS—108.3% (cost $13,450,085,733)				15,117,031,104

Liabilities in excess of other assets(z) — (8.3)%				(1,164,185,846)

Net Assets — 100.0%				$13,952,845,258

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar

A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDP	Gross Domestic Product
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,662,659 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $813,302,813; cash collateral of $831,056,073 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,070	2 Year U.S. Treasury Notes	Dec. 2020	$236,428,204	$48,545
1,683	5 Year U.S. Treasury Notes	Dec. 2020	212,110,594	164,714
585	10 Year U.S. Treasury Notes	Dec. 2020	81,625,781	34,713
136	10 Year U.S. Ultra Treasury Notes	Dec. 2020	21,749,376	100,637
780	20 Year U.S. Treasury Bonds	Dec. 2020	137,499,375	(1,078,282)
1,241	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	275,269,313	(1,822,539)
153	ASX SPI 200 Index	Dec. 2020	15,895,485	(237,015)
947	Euro STOXX 50 Index	Dec. 2020	35,463,306	(1,201,523)
461	FTSE 100 Index	Dec. 2020	34,748,242	(1,203,790)
A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,063	Mini MSCI EAFE Index	Dec. 2020	$98,497,580	$(2,388,971)
1,076	Russell 2000 E-Mini Index	Dec. 2020	80,936,720	(538,783)
3,274	S&P 500 E-Mini Index	Dec. 2020	548,722,400	(2,066,844)
156	TOPIX Index	Dec. 2020	24,043,806	414,083
				(9,775,055)
Short Positions:
1,010	10 Year U.S. Treasury Notes	Dec. 2020	140,926,563	(241,264)
1,498	10 Year U.S. Ultra Treasury Notes	Dec. 2020	239,562,976	(493,651)
				(734,915)
				$(10,509,970)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/20	Canadian Imperial Bank of Commerce	AUD	4,310	$3,133,829	$3,087,138	$—	$(46,691)
Expiring 10/15/20	State Street Bank	AUD	210	148,238	150,418	2,180	—
British Pound,
Expiring 10/15/20	Barclays Bank PLC	GBP	10,217	13,311,647	13,184,494	—	(127,153)
Expiring 10/15/20	Deutsche Bank AG	GBP	221	283,769	285,189	1,420	—
Expiring 10/15/20	State Street Bank	GBP	421	541,067	543,278	2,211	—
Canadian Dollar,
Expiring 10/15/20	HSBC Bank USA, N.A.	CAD	4,566	3,476,278	3,429,233	—	(47,045)
Euro,
Expiring 10/15/20	Canadian Imperial Bank of Commerce	EUR	26,401	31,251,038	30,963,443	—	(287,595)
Expiring 10/15/20	State Street Bank	EUR	558	650,379	654,429	4,050	—
Expiring 10/15/20	UBS AG Stamford	EUR	193	224,467	226,353	1,886	—
Indonesian Rupiah,
Expiring 10/09/20	Deutsche Bank AG	IDR	2,286,129	154,468	153,815	—	(653)
Expiring 10/09/20	Goldman Sachs International	IDR	18,728,591	1,272,928	1,260,096	—	(12,832)
Expiring 10/09/20	Goldman Sachs International	IDR	4,681,748	315,907	314,997	—	(910)
Expiring 10/09/20	Goldman Sachs International	IDR	1,879,739	126,454	126,472	18	—
Expiring 10/09/20	Goldman Sachs International	IDR	626,580	42,279	42,157	—	(122)
Expiring 10/09/20	Goldman Sachs International	IDR	312,117	21,060	20,999	—	(61)
Expiring 10/09/20	HSBC Bank USA, N.A.	IDR	2,286,139	154,385	153,815	—	(570)
Expiring 10/09/20	HSBC Bank USA, N.A.	IDR	1,879,739	126,352	126,472	120	—
Expiring 10/09/20	Morgan Stanley & Co. LLC	IDR	1,066,950	72,106	71,787	—	(319)
Japanese Yen,
Expiring 10/15/20	Barclays Bank PLC	JPY	2,429,752	22,926,623	23,042,219	115,596	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	JPY	27,377	259,842	259,626	—	(216)
Expiring 10/15/20	State Street Bank	JPY	38,000	360,442	360,367	—	(75)
Expiring 10/15/20	State Street Bank	JPY	37,194	352,295	352,725	430	—
Peruvian Nuevo Sol,
Expiring 10/13/20	Citibank, N.A.	PEN	4,292	1,205,212	1,191,007	—	(14,205)
Singapore Dollar,
Expiring 10/15/20	Canadian Imperial Bank of Commerce	SGD	2,063	1,509,806	1,511,315	1,509	—
Swedish Krona,
Expiring 10/15/20	Citibank, N.A.	SEK	46,050	5,266,058	5,142,672	—	(123,386)
Swiss Franc,
Expiring 10/15/20	Morgan Stanley & Co. LLC	CHF	199	219,787	216,152	—	(3,635)
Expiring 10/15/20	State Street Bank	CHF	224	241,529	243,307	1,778	—
A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/15/20	UBS AG Stamford	CHF	10,159	$11,175,145	$11,034,635	$—	$(140,510)
				$98,823,390	$98,148,610	131,198	(805,978)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/20	Canadian Imperial Bank of Commerce	AUD	340	$247,489	$243,533	$3,956	$—
Brazilian Real,
Expiring 12/02/20	Goldman Sachs International	BRL	6,996	1,240,804	1,243,492	—	(2,688)
British Pound,
Expiring 10/15/20	Morgan Stanley & Co. LLC	GBP	280	359,944	361,325	—	(1,381)
Euro,
Expiring 10/15/20	Goldman Sachs International	EUR	877	1,026,709	1,028,557	—	(1,848)
Expiring 11/20/20	Citibank, N.A.	EUR	2,551	3,030,864	2,993,555	37,309	—
Expiring 11/20/20	Citibank, N.A.	EUR	249	295,441	291,804	3,637	—
Expiring 11/20/20	State Street Bank	EUR	929	1,099,522	1,090,071	9,451	—
Indonesian Rupiah,
Expiring 10/09/20	Barclays Bank PLC	IDR	16,550,351	1,116,909	1,113,540	3,369	—
Expiring 10/09/20	JPMorgan Chase Bank, N.A.	IDR	17,197,380	1,158,853	1,157,073	1,780	—
Japanese Yen,
Expiring 10/15/20	Goldman Sachs International	JPY	30,090	286,564	285,354	1,210	—
Peruvian Nuevo Sol,
Expiring 10/13/20	Goldman Sachs International	PEN	4,292	1,205,618	1,191,006	14,612	—
Swedish Krona,
Expiring 10/15/20	Citibank, N.A.	SEK	2,585	290,301	288,682	1,619	—
Swiss Franc,
Expiring 10/15/20	RBC Capital Markets	CHF	331	356,503	359,530	—	(3,027)
				$11,715,521	$11,647,522	76,943	(8,944)
						$208,141	$(814,922)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co. (The)	12/20/21	1.000%(Q)	10,100	2.807%	$(216,538)	$68,351	$(284,889)	Bank of America, N.A.
Devon Energy Corp.	12/20/24	1.000%(Q)	825	1.728%	(24,116)	(3,560)	(20,556)	Citibank, N.A.
Devon Energy Corp.	12/20/24	1.000%(Q)	490	1.728%	(14,324)	(2,497)	(11,827)	Morgan Stanley & Co. LLC
Devon Energy Corp.	12/20/24	1.000%(Q)	385	1.728%	(11,255)	151	(11,406)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	2,830	0.570%	3,518	3,792	(274)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	2,200	0.570%	2,735	2,851	(116)	Goldman Sachs International
General Electric Co.	12/20/20	1.000%(Q)	1,550	0.570%	1,926	1,974	(48)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	1,395	0.570%	1,734	1,808	(74)	Goldman Sachs International
Republic of Argentina	12/20/25	5.000%(Q)	650	10.454%	(140,911)	(153,891)	12,980	Barclays Bank PLC
A50

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Tesla, Inc.	06/20/21	1.000%(Q)	470	1.018%	$71	$(3,763)	$3,834	Barclays Bank PLC
Tesla, Inc.	06/20/21	1.000%(Q)	305	1.018%	46	(3,402)	3,448	Barclays Bank PLC
					$(397,114)	$(88,186)	$(308,928)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	17,269	$(354,068)	$(369,910)	$(15,842)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)		Value at Trade Date		Value at September 30, 2020		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.34.V1	12/20/25	1.000%(Q)	240,000		2.312%		$(15,456,607)		$(15,201,126)		$255,481
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	87,700		4.075%		3,585,449		3,793,618		208,169
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	246,500		0.846%		1,944,209		1,814,242		(129,967)
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	464,700		0.587%		9,758,336		9,954,089		195,753
							$(168,613)		$360,823		$529,436
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A51